UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	July 31, 2020

QS

Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Asset Allocation Funds

QS Asset Allocation Funds (“Asset Allocation Funds”) consists of four separate investment funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded funds (“ETFs”), and is managed as an asset allocation program.

Each Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Asset Allocation Funds for the six-month reporting period ended July 31, 2020. Please read on for performance information for each Fund during the Funds’ reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for each Fund prior to the transaction. The Funds’ manager and subadviser(s) continue to provide uninterrupted services with respect to the Funds pursuant to either new management and subadvisory agreements that were approved by each Fund’s shareholders or interim management and subadvisory agreements that were approved by the Funds’ board for use while each Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2020

II	QS Asset Allocation Funds

Performance review

QS Growth Fund

QS Growth Fund seeks capital appreciation. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and exchange traded funds (“ETFs”) managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2020, Class A shares of QS Growth Fund, excluding sales charges, returned -3.88%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Indexi and the Russell 3000 Indexii, and the Growth Composite Benchmarkiii, returned 5.69%, 2.12% and -0.92%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Averageiv returned -0.36% over the same time frame.

Performance Snapshot as of July 31, 2020 (unaudited)
(excluding sales charges)	6 months
QS Growth Fund:
Class A	-3.88%
Class C	-4.17%
Class R	-4.03%
Class I	-3.70%
Bloomberg Barclays U.S. Aggregate Index	5.69%
Russell 3000 Index	2.12%
Growth Composite Benchmark	-0.92%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	-0.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.29%, 1.97%, 2.15% and 1.01%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55%

QS Asset Allocation Funds	III

Performance review (cont’d)

for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

IV	QS Asset Allocation Funds

QS Moderate Growth Fund

QS Moderate Growth Fund seeks long-term growth of capital. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2020, Class A shares of QS Moderate Growth Fund, excluding sales charges, returned -2.08%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Index, and the Moderate Growth Composite Benchmarkv, returned 5.69%, 2.12% and 0.74%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Averagevi returned 0.35% over the same time frame.

Performance Snapshot as of July 31, 2020 (unaudited)
(excluding sales charges)	6 months
QS Moderate Growth Fund:
Class A	-2.08%
Class C	-2.46%
Class R	-2.24%
Class I	-1.97%
Bloomberg Barclays U.S. Aggregate Index	5.69%
Russell 3000 Index	2.12%
Moderate Growth Composite Benchmark	0.74%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	0.35%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.24%, 1.94%, 1.96% and 0.93%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55%

QS Asset Allocation Funds	V

Performance review (cont’d)

for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

VI	QS Asset Allocation Funds

QS Conservative Growth Fund

QS Conservative Growth Fund seeks balance of growth of capital and income. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2020, Class A shares of QS Conservative Growth Fund, excluding sales charges, returned 0.54%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Indexvii, and the Conservative Growth Composite Benchmarkviii, returned 5.69%, 2.77% and 2.15%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Averageix returned 0.21% over the same time frame.

Performance Snapshot as of July 31, 2020 (unaudited)
(excluding sales charges)	6 months
QS Conservative Growth Fund:
Class A	0.54%
Class C	0.17%
Class R	0.37%
Class I	0.65%
Bloomberg Barclays U.S. Aggregate Index	5.69%
Russell 1000 Index	2.77%
Conservative Growth Composite Benchmark	2.15%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	0.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.19%, 1.92%, 2.07% and 0.87%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55%

QS Asset Allocation Funds	VII

Performance review (cont’d)

for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

VIII	QS Asset Allocation Funds

QS Defensive Growth Fund

QS Defensive Growth Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2020, Class A shares of QS Defensive Growth Fund, excluding sales charges, returned 2.37%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Index, and the Defensive Growth Composite Benchmarkx, returned 5.69%, 2.77% and 3.44%, respectively, over the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Averagexi returned 1.05% for the same time frame.

Performance Snapshot as of July 31, 2020 (unaudited)
(excluding sales charges)	6 months
QS Defensive Growth Fund:
Class A	2.37%
Class C	1.93%
Class C1[1]	2.06%
Class R	2.16%
Class I	2.53%
Bloomberg Barclays U.S. Aggregate Index	5.69%
Russell 1000 Index	2.77%
Defensive Growth Composite Benchmark	3.44%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	1.05%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.22%, 1.93%, 1.72%, 2.01% and 0.97%, respectively.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges, if any.

QS Asset Allocation Funds	IX

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2020

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Investments in small- and mid- capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds. Each Fund, as a non-diversified fund,is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund which may magnify the Fund’s losses from events affecting a particular issuer.

Each Fund is a fund of funds – it invests primarily in other funds – and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and exchange-traded funds (“ETFs”), rather than directly in portfolio securities. In addition to the Fund’s operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds in which each Fund invests. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history.

Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

X	QS Asset Allocation Funds

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iv

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 148 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[v]

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

vi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 474 funds in the Fund’s Lipper category, and excluding sales charges, if any.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

viii

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

ix

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 590 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[x]

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 311 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS Asset Allocation Funds	XI

(This page intentionally left blank.)

Funds at a glance (unaudited)

QS Growth Fund Breakdown† as of — July 31, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Communication Services
10.4 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Health Care Consumer Staples Consumer Discretionary
8.9 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Information Technology Health Care Communication Services Utilities
8.7 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Communication Services Materials
6.6 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Communication Services Industrials
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Information Technology Financials Health Care
5.6 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Consumer Discretionary
5.0 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
4.4 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Health Care
4.2 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Health Care Consumer Discretionary Financials
4.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Industrials Information Technology Consumer Discretionary Financials Health Care
3.7 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Communication Services Financials
3.5 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Financials Materials
2.8 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Industrials Information Technology Financials Consumer Discretionary
2.6 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Communication Services Financials Energy Health Care
2.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Health Care Communication Services Industrials Financials
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Corporate Bonds & Notes Asset-Backed Securities Sovereign Bonds
1.6 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Sovereign Bonds Collateralized Mortgage Obligations

QS Asset Allocation Funds 2020 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
1.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Sovereign Bonds Collateralized Mortgage Obligations Asset-Backed Securities
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares	Utilities Industrials Energy Real Estate Communication Services
0.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations
0.8 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples

†	Subject to change at any time.

2	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Moderate Growth Fund Breakdown† as of — July 31, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
10.6 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Communication Services
10.0 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Sovereign Bonds Collateralized Mortgage Obligations
8.9 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Information Technology Health Care Communication Services Utilities
6.7 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Communication Services Materials
6.2 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Health Care Consumer Staples Consumer Discretionary
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Information Technology Financials Health Care
5.9 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Communication Services Industrials
4.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Consumer Discretionary
4.2 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Communication Services Financials Energy Health Care
4.2 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
3.5 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Financials Materials
3.3 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
3.2 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Communication Services Financials
3.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Industrials Information Technology Consumer Discretionary Financials Health Care
2.7 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Health Care
2.5 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Industrials Information Technology Financials Consumer Discretionary
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Corporate Bonds & Notes Asset-Backed Securities Sovereign Bonds
2.2 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Health Care Communication Services Industrials Financials

QS Asset Allocation Funds 2020 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
2.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations
2.0 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Health Care Consumer Discretionary Financials
1.7 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
1.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Sovereign Bonds Collateralized Mortgage Obligations Asset-Backed Securities
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares	Utilities Industrials Energy Real Estate Communication Services

†	Subject to change at any time.

4	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Conservative Growth Fund Breakdown† as of — July 31, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
17.1 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Sovereign Bonds Collateralized Mortgage Obligations
12.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
8.9 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Information Technology Health Care Communication Services Utilities
5.9 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Information Technology Financials Health Care
5.5 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Communication Services Financials Energy Health Care
5.4 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Consumer Discretionary
5.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Communication Services
5.0 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Communication Services Industrials
4.0 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Communication Services Materials
3.4 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Financials Materials
3.4 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Communication Services Financials
2.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Corporate Bonds & Notes Asset-Backed Securities Sovereign Bonds
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations
2.2 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Industrials Information Technology Financials Consumer Discretionary
2.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Industrials Information Technology Consumer Discretionary Financials Health Care
1.9 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials

QS Asset Allocation Funds 2020 Semi-Annual Report	5

Funds at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
1.7 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
1.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Health Care Communication Services Industrials Financials
1.5 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Health Care Consumer Discretionary Financials
1.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Sovereign Bonds Collateralized Mortgage Obligations Asset-Backed Securities
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares	Utilities Industrials Energy Real Estate Communication Services
0.7 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Health Care Consumer Staples Consumer Discretionary
0.7 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Health Care

†	Subject to change at any time.

6	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Defensive Growth Fund Breakdown† as of — July 31, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
23.3 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Sovereign Bonds Collateralized Mortgage Obligations
21.3 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
8.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations
7.1 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Information Technology Health Care Communication Services Utilities
6.6 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Communication Services Financials Energy Health Care
6.1 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Information Technology Financials Health Care
5.2 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Consumer Discretionary
3.6 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Communication Services Financials
3.5 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Financials Materials
3.4 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Communication Services Industrials
2.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Corporate Bonds & Notes Asset-Backed Securities Sovereign Bonds
1.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Sovereign Bonds Collateralized Mortgage Obligations Asset-Backed Securities
1.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.3 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Communication Services Materials
1.1 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
1.1 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Industrials Information Technology Financials Consumer Discretionary
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares	Utilities Industrials Energy Real Estate Communication Services

QS Asset Allocation Funds 2020 Semi-Annual Report	7

Funds at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
0.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Industrials Information Technology Consumer Discretionary Financials Health Care
0.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Communication Services
0.2 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Health Care Consumer Staples Consumer Discretionary
0.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Health Care

†	Subject to change at any time.

8	QS Asset Allocation Funds 2020 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2020 and held for the six months ended July 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-3.88%	$1,000.00	$961.20	0.49%	$2.39	Class A	5.00%	$1,000.00	$1,022.43	0.49%	$2.46
Class C	-4.17	1,000.00	958.30	1.18	5.75	Class C	5.00	1,000.00	1,019.00	1.18	5.92
Class R	-4.03	1,000.00	959.70	0.80	3.90	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	-3.70	1,000.00	963.00	0.19	0.93	Class I	5.00	1,000.00	1,023.92	0.19	0.96

[1]	For the six months ended July 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

QS Asset Allocation Funds 2020 Semi-Annual Report	9

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2020 and held for the six months ended July 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-2.08%	$1,000.00	$979.20	0.48%	$2.36	Class A	5.00%	$1,000.00	$1,022.48	0.48%	$2.41
Class C	-2.46	1,000.00	975.40	1.19	5.84	Class C	5.00	1,000.00	1,018.95	1.19	5.97
Class R	-2.24	1,000.00	977.60	0.80	3.93	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	-1.97	1,000.00	980.30	0.14	0.69	Class I	5.00	1,000.00	1,024.17	0.14	0.70

[1]	For the six months ended July 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

10	QS Asset Allocation Funds 2020 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2020 and held for the six months ended July 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	0.54%	$1,000.00	$1,005.40	0.47%	$2.34	Class A	5.00%	$1,000.00	$1,022.53	0.47%	$2.36
Class C	0.17	1,000.00	1,001.70	1.22	6.07	Class C	5.00	1,000.00	1,018.80	1.22	6.12
Class R	0.37	1,000.00	1,003.70	0.80	3.99	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	0.65	1,000.00	1,006.50	0.16	0.80	Class I	5.00	1,000.00	1,024.07	0.16	0.81

[1]	For the six months ended July 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

QS Asset Allocation Funds 2020 Semi-Annual Report	11

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2020 and held for the six months ended July 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.37%	$1,000.00	$1,023.70	0.55%	$2.77	Class A	5.00%	$1,000.00	$1,022.13	0.55%	$2.77
Class C	1.93	1,000.00	1,019.30	1.27	6.38	Class C	5.00	1,000.00	1,018.55	1.27	6.37
Class C1	2.06	1,000.00	1,020.60	1.16	5.83	Class C1	5.00	1,000.00	1,019.10	1.16	5.82
Class R	2.16	1,000.00	1,021.60	0.80	4.02	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	2.53	1,000.00	1,025.30	0.25	1.26	Class I	5.00	1,000.00	1,023.62	0.25	1.26

[1]	For the six months ended July 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

12	QS Asset Allocation Funds 2020 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2020

QS Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,598,737	$15,667,626
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		4,798,871	79,229,358
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		2,425,669	27,264,518
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		819,315	9,897,328
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		542,701	6,398,439
ClearBridge Global Infrastructure Income Fund, Class IS Shares		580,761	7,027,205
ClearBridge Small Cap Fund, Class IS Shares		661,923	34,684,778
Martin Currie Emerging Markets Fund, Class IS Shares		4,365,754	59,679,855
QS Global Market Neutral Fund, Class IS Shares		2,580,485	23,843,683
QS International Equity Fund, Class IS Shares		4,934,092	71,396,313
QS Strategic Real Return Fund, Class IS Shares		3,871,380	41,230,191
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,830,974	19,206,915
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		90,154	17,695,379
ClearBridge Appreciation Fund, Class IS Shares		1,485,082	38,671,543
ClearBridge International Value Fund, Class IS Shares		3,846,117	30,230,477
ClearBridge Large Cap Growth Fund, Class IS Shares		725,273	45,358,570
ClearBridge Mid Cap Fund, Class IS Shares		787,335	28,989,687
ClearBridge Small Cap Growth Fund, Class IS Shares		126,082	5,516,103
QS Global Dividend Fund, Class IS Shares		5,086,203	61,034,439
QS U.S. Large Cap Equity Fund, Class IS Shares		1,429,373	25,585,769
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		874,126	10,996,504
Western Asset High Yield Fund, Class IS Shares		2,309,837	18,039,828
Western Asset Macro Opportunities Fund, Class IS Shares		920,159	10,333,389
Total Investments in Underlying Funds before Short-Term Investments (Cost — $600,251,154)			687,977,897

	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,424,056)	0.065%	1,424,056	1,424,056
Total Investments — 100.1% (Cost — $601,675,210)			689,401,953
Liabilities in Excess of Other Assets — (0.1)%			(607,863)
Total Net Assets — 100.0%			$688,794,090

(a)	Underlying Funds are affiliated with Legg Mason and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	13

Schedules of investments (unaudited) (cont’d)

July 31, 2020

QS Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,029,023	$10,084,421
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		2,840,825	46,902,017
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,172,123	13,174,664
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		552,282	6,671,570
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		813,719	9,593,749
ClearBridge Global Infrastructure Income Fund, Class IS Shares		374,219	4,528,045
ClearBridge Small Cap Fund, Class IS Shares		277,356	14,533,481
Martin Currie Emerging Markets Fund, Class IS Shares		2,178,530	29,780,502
QS Global Market Neutral Fund, Class IS Shares		1,654,283	15,285,574
QS International Equity Fund, Class IS Shares		1,904,722	27,561,326
QS Strategic Real Return Fund, Class IS Shares		2,478,322	26,394,134
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,031,270	10,818,024
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		50,566	9,925,177
ClearBridge Appreciation Fund, Class IS Shares		800,274	20,839,132
ClearBridge International Value Fund, Class IS Shares		1,516,034	11,916,025
ClearBridge Large Cap Growth Fund, Class IS Shares		413,423	25,855,500
ClearBridge Mid Cap Fund, Class IS Shares		233,644	8,602,768
ClearBridge Small Cap Growth Fund, Class IS Shares		173,553	7,592,957
QS Global Dividend Fund, Class IS Shares		3,271,901	39,262,809
QS U.S. Large Cap Equity Fund, Class IS Shares		790,943	14,157,878
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,323,015	18,336,986
Western Asset Core Plus Bond Fund, Class IS Shares		3,516,006	44,231,354
Western Asset High Yield Fund, Class IS Shares		2,361,901	18,446,447
Western Asset Macro Opportunities Fund, Class IS Shares		606,305	6,808,801
Total Investments in Underlying Funds before Short-Term Investments (Cost — $386,392,975)			441,303,341

	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $933,570)	0.065%	933,570	933,570
Total Investments — 100.1% (Cost — $387,326,545)			442,236,911
Liabilities in Excess of Other Assets — (0.1)%			(320,740)
Total Net Assets — 100.0%			$441,916,171

(a)	Underlying Funds are affiliated with Legg Mason and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

14	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds (a) — 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		731,455	$7,168,258
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		927,179	15,307,734
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		506,540	5,693,512
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		787,361	8,511,370
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		361,199	4,363,282
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		573,664	6,763,497
ClearBridge Global Infrastructure Income Fund, Class IS Shares		239,383	2,896,530
ClearBridge Small Cap Fund, Class IS Shares		106,635	5,587,665
Martin Currie Emerging Markets Fund, Class IS Shares		858,410	11,734,461
QS Global Market Neutral Fund, Class IS Shares		1,087,790	10,051,178
QS International Equity Fund, Class IS Shares		147,164	2,129,470
QS Strategic Real Return Fund, Class IS Shares		1,600,460	17,044,895
QS U.S. Small Capitalization Equity Fund, Class IS Shares		618,360	6,486,599
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		23,551	4,622,552
ClearBridge Appreciation Fund, Class IS Shares		605,934	15,778,517
ClearBridge International Value Fund, Class IS Shares		262,600	2,064,039
ClearBridge Large Cap Growth Fund, Class IS Shares		233,615	14,610,309
ClearBridge Mid Cap Fund, Class IS Shares		120,353	4,431,389
ClearBridge Small Cap Growth Fund, Class IS Shares		110,266	4,824,149
QS Global Dividend Fund, Class IS Shares		2,147,802	25,773,627
QS U.S. Large Cap Equity Fund, Class IS Shares		556,199	9,955,955
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,533,784	35,118,249
Western Asset Core Plus Bond Fund, Class IS Shares		3,948,076	49,666,802
Western Asset High Yield Fund, Class IS Shares		2,064,949	16,127,252
Western Asset Macro Opportunities Fund, Class IS Shares		392,280	4,405,303
Total Investments in Underlying Funds before Short-Term Investments (Cost — $249,829,037)			291,116,594

	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $954,497)	0.065%	954,497	954,497
Total Investments — 100.0% (Cost — $250,783,534)			292,071,091
Other Assets in Excess of Liabilities — 0.0%††			30,970
Total Net Assets — 100.0%			$292,102,061

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Legg Mason and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	15

Schedules of investments (unaudited) (cont’d)

July 31, 2020

QS Defensive Growth Fund

Description		Shares	Value
Investments in Underlying Funds (a) — 99.5%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		289,265	$2,834,793
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		67,436	1,113,370
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		105,291	1,183,474
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		937,124	10,130,308
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		160,119	1,934,234
ClearBridge Global Infrastructure Income Fund, Class IS Shares		102,703	1,242,705
Martin Currie Emerging Markets Fund, Class IS Shares		117,608	1,607,703
QS Global Market Neutral Fund, Class IS Shares		483,242	4,465,160
QS International Equity Fund, Class IS Shares		15,646	226,399
QS Strategic Real Return Fund, Class IS Shares		719,527	7,662,957
QS U.S. Small Capitalization Equity Fund, Class IS Shares		130,823	1,372,338
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		251,273	6,543,144
ClearBridge International Value Fund, Class IS Shares		26,602	209,088
ClearBridge Large Cap Growth Fund, Class IS Shares		68,850	4,305,887
ClearBridge Small Cap Growth Fund, Class IS Shares		32,913	1,439,961
QS Global Dividend Fund, Class IS Shares		747,627	8,971,529
QS U.S. Large Cap Equity Fund, Class IS Shares		256,824	4,597,153
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,941,900	26,914,732
Western Asset Core Plus Bond Fund, Class IS Shares		2,337,649	29,407,626
Western Asset High Yield Fund, Class IS Shares		1,069,961	8,356,397
Western Asset Macro Opportunities Fund, Class IS Shares		170,895	1,919,148
Total Investments in Underlying Funds before Short-Term Investments (Cost — $108,307,538)			126,438,106

	Rate
Short-Term Investments — 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $582,534)	0.065%	582,534	582,534
Total Investments — 100.0% (Cost — $108,890,072)			127,020,640
Liabilities in Excess of Other Assets — (0.0)%††			(1,333)
Total Net Assets — 100.0%			$127,019,307

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Legg Mason and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

16	QS Asset Allocation Funds 2020 Semi-Annual Report

Statements of assets and liabilities (unaudited)

July 31, 2020

	QS Growth Fund	QS Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$600,251,154	$386,392,975
Short-term investments, at cost	1,424,056	933,570
Investments in affiliated Underlying Funds, at value	$687,977,897	$441,303,341
Short-term investments, at value	1,424,056	933,570
Receivable for Fund shares sold	115,738	63,371
Distributions receivable from affiliated Underlying Funds	104,248	209,396
Interest receivable	139	79
Receivable from investment manager	27	28
Prepaid expenses	38,992	38,574
Total Assets	689,661,097	442,548,359

Liabilities:
Payable for Fund shares repurchased	461,130	218,497
Service and/or distribution fees payable	146,997	94,810
Transfer agent fees payable	111,439	59,996
Payable for investments in affiliated Underlying Funds	110,596	222,423
Audit fees payable	16,703	16,255
Trustees’ fees payable	2,479	1,234
Accrued expenses	17,663	18,973
Total Liabilities	867,007	632,188
Total Net Assets	$688,794,090	$441,916,171

Net Assets:
Par value (Note 7)	$469	$297
Paid-in capital in excess of par value	622,479,309	396,699,213
Total distributable earnings (loss)	66,314,312	45,216,661
Total Net Assets	$688,794,090	$441,916,171

Net Assets:
Class A	$681,245,869	$433,871,699
Class C	$5,505,791	$4,619,522
Class R	$95,388	$134,273
Class I	$1,947,042	$3,290,677

Shares Outstanding:
Class A	46,314,495	29,137,432
Class C	404,956	302,862
Class R	6,545	9,155
Class I	132,829	222,906

Net Asset Value:
Class A (and redemption price)	$14.71	$14.89
Class C*	$13.60	$15.25
Class R (and redemption price)	$14.57	$14.67
Class I (and redemption price)	$14.66	$14.76
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$15.61	$15.80

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	17

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2020

	QS Conservative Growth Fund	QS Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$249,829,037	$108,307,538
Short-term investments, at cost	954,497	582,534
Investments in affiliated Underlying Funds, at value	$291,116,594	$126,438,106
Short-term investments, at value	954,497	582,534
Receivable for Fund shares sold	250,160	52,078
Distributions receivable from affiliated Underlying Funds	240,312	147,184
Interest receivable	59	38
Receivable from investment manager	19	43
Prepaid expenses	38,093	43,917
Total Assets	292,599,734	127,263,900

Liabilities:
Payable for investments in affiliated Underlying Funds	255,262	156,370
Payable for Fund shares repurchased	108,521	16,326
Service and/or distribution fees payable	66,362	27,068
Transfer agent fees payable	34,430	16,354
Audit fees payable	15,957	15,640
Trustees’ fees payable	498	382
Accrued expenses	16,643	12,453
Total Liabilities	497,673	244,593
Total Net Assets	$292,102,061	$127,019,307

Net Assets:
Par value (Note 7)	$208	$94
Paid-in capital in excess of par value	256,726,025	113,410,252
Total distributable earnings (loss)	35,375,828	13,608,961
Total Net Assets	$292,102,061	$127,019,307

Net Assets:
Class A	$280,816,300	$123,355,510
Class C	$9,210,008	$1,272,032
Class C1	—	$435,200
Class R	$63,271	$86,604
Class I	$2,012,482	$1,869,961

Shares Outstanding:
Class A	20,073,630	9,125,681
Class C	627,499	94,570
Class C1	—	31,341
Class R	4,513	6,413
Class I	143,951	138,661

Net Asset Value:
Class A (and redemption price)	$13.99	$13.52
Class C*	$14.68	$13.45
Class C1*	—	$13.89
Class R (and redemption price)	$14.02	$13.50
Class I (and redemption price)	$13.98	$13.49
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$14.84	$14.12

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

18	QS Asset Allocation Funds 2020 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended July 31, 2020

	QS Growth Fund	QS Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$1,794,725	$2,058,461
Interest	4,811	3,726
Other affiliated income	240	202
Total Investment Income	1,799,776	2,062,389

Expenses:
Service and/or distribution fees (Notes 2 and 5)	830,178	538,360
Transfer agent fees (Note 5)	619,237	339,715
Registration fees	42,569	40,295
Trustees’ fees	28,927	18,364
Legal fees	25,880	20,426
Shareholder reports	24,188	15,243
Fund accounting fees	19,620	18,256
Audit and tax fees	16,704	16,255
Insurance	4,614	3,126
Custody fees	773	742
Miscellaneous expenses	2,190	1,919
Total Expenses	1,614,880	1,012,701
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(4,568)	(3,077)
Net Expenses	1,610,312	1,009,624
Net Investment Income	189,464	1,052,765

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	2,546,290	2,531,977
Capital gain distributions from affiliated Underlying Funds	216,837	114,413
Net Realized Gain	2,763,127	2,646,390
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	(32,948,744)	(14,477,254)
Net Loss on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	(30,185,617)	(11,830,864)
Decrease in Net Assets From Operations	$(29,996,153)	$(10,778,099)

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	19

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2020

	QS Conservative Growth Fund	QS Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$2,150,210	$1,289,829
Interest	2,619	1,354
Other affiliated income	111	116
Total Investment Income	2,152,940	1,291,299

Expenses:
Service and/or distribution fees (Notes 2 and 5)	368,657	154,358
Transfer agent fees (Note 5)	193,083	79,360
Registration fees	40,671	43,449
Fund accounting fees	17,410	16,555
Audit and tax fees	15,957	15,640
Legal fees	12,834	11,558
Trustees’ fees	11,843	5,555
Shareholder reports	9,779	4,370
Insurance	2,216	1,180
Custody fees	773	737
Interest expense	60	8
Miscellaneous expenses	1,838	2,240
Total Expenses	675,121	335,010
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,016)	(1,206)
Net Expenses	673,105	333,804
Net Investment Income	1,479,835	957,495

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	978,232	82,755
Capital gain distributions from affiliated Underlying Funds	75,727	32,199
Net Realized Gain	1,053,959	114,954
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	(1,984,914)	1,591,288
Net Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	(930,955)	1,706,242
Increase in Net Assets From Operations	$548,880	$2,663,737

See Notes to Financial Statements.

20	QS Asset Allocation Funds 2020 Semi-Annual Report

Statements of changes in net assets

QS Growth Fund

For the Six Months Ended July 31, 2020 (unaudited) and the Year Ended January 31, 2020	July 31	January 31

Operations:
Net investment income	$189,464	$10,551,123
Net realized gain	2,763,127	30,952,759
Change in net unrealized appreciation (depreciation)	(32,948,744)	28,391,479
Increase (Decrease) in Net Assets From Operations	(29,996,153)	69,895,361

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(23,058,435)	(43,184,837)
Decrease in Net Assets From Distributions to Shareholders	(23,058,435)	(43,184,837)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	15,809,972	41,143,311
Reinvestment of distributions	23,006,662	43,093,296
Cost of shares repurchased	(34,699,651)	(89,408,081)
Increase (Decrease) in Net Assets From Fund Share Transactions	4,116,983	(5,171,474)
Increase (Decrease) in Net Assets	(48,937,605)	21,539,050

Net Assets:
Beginning of period	737,731,695	716,192,645
End of period	$688,794,090	$737,731,695

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	21

Statements of changes in net assets (cont’d)

QS Moderate Growth Fund

For the Six Months Ended July 31, 2020 (unaudited) and the Year Ended January 31, 2020	July 31	January 31

Operations:
Net investment income	$1,052,765	$7,741,787
Net realized gain	2,646,390	18,482,941
Change in net unrealized appreciation (depreciation)	(14,477,254)	18,274,317
Increase (Decrease) in Net Assets From Operations	(10,778,099)	44,499,045

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(14,832,332)	(27,130,100)
Decrease in Net Assets From Distributions to Shareholders	(14,832,332)	(27,130,100)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	13,405,205	37,408,009
Reinvestment of distributions	14,769,361	27,033,283
Cost of shares repurchased	(26,897,101)	(72,218,966)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,277,465	(7,777,674)
Increase (Decrease) in Net Assets	(24,332,966)	9,591,271

Net Assets:
Beginning of period	466,249,137	456,657,866
End of period	$441,916,171	$466,249,137

See Notes to Financial Statements.

22	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Conservative Growth Fund

For the Six Months Ended July 31, 2020 (unaudited) and the Year Ended January 31, 2020	July 31	January 31

Operations:
Net investment income	$1,479,835	$5,421,362
Net realized gain	1,053,959	8,037,903
Change in net unrealized appreciation (depreciation)	(1,984,914)	14,670,869
Increase in Net Assets From Operations	548,880	28,130,134

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,105,744)	(15,661,350)
Decrease in Net Assets From Distributions to Shareholders	(8,105,744)	(15,661,350)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	18,397,035	34,918,788
Reinvestment of distributions	8,054,887	15,574,093
Cost of shares repurchased	(27,103,046)	(47,340,991)
Increase (Decrease) in Net Assets From Fund Share Transactions	(651,124)	3,151,890
Increase (Decrease) in Net Assets	(8,207,988)	15,620,674

Net Assets:
Beginning of period	300,310,049	284,689,375
End of period	$292,102,061	$300,310,049

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	23

Statements of changes in net assets (cont’d)

QS Defensive Growth Fund

For the Six Months Ended July 31, 2020 (unaudited) and the Year Ended January 31, 2020	July 31	January 31

Operations:
Net investment income	$957,495	$2,721,438
Net realized gain	114,954	1,486,316
Change in net unrealized appreciation (depreciation)	1,591,288	7,142,694
Increase in Net Assets From Operations	2,663,737	11,350,448

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,902,139)	(5,107,705)
Decrease in Net Assets From Distributions to Shareholders	(1,902,139)	(5,107,705)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,945,003	13,564,464
Reinvestment of distributions	1,890,196	5,082,069
Cost of shares repurchased	(11,079,606)	(18,722,116)
Decrease in Net Assets From Fund Share Transactions	(1,244,407)	(75,583)
Increase (Decrease) in Net Assets	(482,809)	6,167,160

Net Assets:
Beginning of period	127,502,116	121,334,956
End of period	$127,019,307	$127,502,116

See Notes to Financial Statements.

24	QS Asset Allocation Funds 2020 Semi-Annual Report

Financial highlights

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2020[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.85		$15.28	$17.34	$16.31	$14.60	$17.23

Income (loss) from operations:
Net investment income	0.00	[3]	0.23	0.21	0.16	0.16	0.13
Net realized and unrealized gain (loss)	(0.63)		1.28	(1.37)	2.92	2.23	(0.98)
Total income (loss) from operations	(0.63)		1.51	(1.16)	3.08	2.39	(0.85)

Less distributions from:
Net investment income	(0.02)		(0.23)	(0.29)	(0.20)	(0.16)	(0.15)
Net realized gains	(0.49)		(0.71)	(0.61)	(1.85)	(0.52)	(1.63)
Total distributions	(0.51)		(0.94)	(0.90)	(2.05)	(0.68)	(1.78)

Net asset value, end of period	$14.71		$15.85	$15.28	$17.34	$16.31	$14.60
Total return[4]	(3.88)%		10.09%	(6.53)%	19.69%	16.68%	(5.82)%

Net assets, end of period (millions)	$681		$729	$700	$796	$703	$608

Ratios to average net assets:
Gross expenses[5]	0.49%[6]		0.46%	0.47%	0.48%	0.54%	0.54%
Net expenses[5,7]	0.49	[6,8]	0.46 [8]	0.47	0.48 [8]	0.54	0.54
Net investment income	0.06	[6]	1.46	1.33	0.91	1.03	0.76

Portfolio turnover rate	5%		25%	15%	40%[9]	20%	44	% [9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	25

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.74	$14.24	$16.20	$15.36	$13.80	$16.38

Income (loss) from operations:
Net investment income (loss)	(0.04)	0.06	0.09	0.03	0.04	0.01
Net realized and unrealized gain (loss)	(0.59)	1.23	(1.26)	2.75	2.10	(0.92)
Total income (loss) from operations	(0.63)	1.29	(1.17)	2.78	2.14	(0.91)

Less distributions from:
Net investment income	(0.02)	(0.08)	(0.18)	(0.09)	(0.06)	(0.04)
Net realized gains	(0.49)	(0.71)	(0.61)	(1.85)	(0.52)	(1.63)
Total distributions	(0.51)	(0.79)	(0.79)	(1.94)	(0.58)	(1.67)

Net asset value, end of period	$13.60	$14.74	$14.24	$16.20	$15.36	$13.80
Total return[3]	(4.17)%	9.29%	(7.11)%	18.90%	15.81%	(6.43)%

Net assets, end of period (000s)	$5,506	$6,547	$14,674	$19,018	$19,662	$20,526

Ratios to average net assets:
Gross expenses[4]	1.18%[5]	1.14%	1.15%	1.18%	1.22%	1.24%
Net expenses[4,6]	1.18 [5,7]	1.14	1.15	1.18 [7]	1.22	1.24
Net investment income (loss)	(0.63) [5]	0.44	0.61	0.16	0.26	0.04

Portfolio turnover rate	5%	25%	15%	40%[8]	20%	44%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

26	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.73	$15.20	$17.23	$16.21	$14.55	$17.20

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.21	0.18	0.08	0.20	0.10
Net realized and unrealized gain (loss)	(0.63)	1.23	(1.37)	2.92	2.14	(1.00)
Total income (loss) from operations	(0.65)	1.44	(1.19)	3.00	2.34	(0.90)

Less distributions from:
Net investment income	(0.02)	(0.20)	(0.23)	(0.13)	(0.16)	(0.12)
Net realized gains	(0.49)	(0.71)	(0.61)	(1.85)	(0.52)	(1.63)
Total distributions	(0.51)	(0.91)	(0.84)	(1.98)	(0.68)	(1.75)

Net asset value, end of period	$14.57	$15.73	$15.20	$17.23	$16.21	$14.55
Total return[3]	(4.03)%	9.68%	(6.81)%	19.29%	16.39%	(6.07)%

Net assets, end of period (000s)	$95	$89	$71	$56	$46	$18

Ratios to average net assets:
Gross expenses[4]	1.28%[5]	1.32%	1.37%	1.44%	1.46%	1.21%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	(0.24) [5]	1.35	1.13	0.44	1.27	0.59

Portfolio turnover rate	5%	25%	15%	40%[8]	20%	44%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	27

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.77	$15.21	$17.27	$16.25	$14.54	$17.18

Income (loss) from operations:
Net investment income	0.03	0.28	0.27	0.20	0.21	0.19
Net realized and unrealized gain (loss)	(0.63)	1.27	(1.38)	2.92	2.23	(0.99)
Total income (loss) from operations	(0.60)	1.55	(1.11)	3.12	2.44	(0.80)

Less distributions from:
Net investment income	(0.02)	(0.28)	(0.34)	(0.25)	(0.21)	(0.21)
Net realized gains	(0.49)	(0.71)	(0.61)	(1.85)	(0.52)	(1.63)
Total distributions	(0.51)	(0.99)	(0.95)	(2.10)	(0.73)	(1.84)

Net asset value, end of period	$14.66	$15.77	$15.21	$17.27	$16.25	$14.54
Total return[3]	(3.70)%	10.36%	(6.24)%	20.00%	17.06%	(5.55)%

Net assets, end of period (000s)	$1,947	$2,062	$1,733	$1,526	$1,336	$1,571

Ratios to average net assets:
Gross expenses[4]	0.19%[5]	0.18%	0.18%	0.21%	0.22%	0.20%
Net expenses[4,6]	0.19 [5,7]	0.18	0.18	0.21	0.22	0.20
Net investment income	0.37 [5]	1.81	1.71	1.18	1.35	1.09

Portfolio turnover rate	5%	25%	15%	40%[8]	20%	44%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

28	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.75	$15.17	$16.93	$16.01	$14.59	$16.77

Income (loss) from operations:
Net investment income	0.04	0.26	0.28	0.22	0.22	0.19
Net realized and unrealized gain (loss)	(0.39)	1.26	(1.11)	2.53	1.92	(0.91)
Total income (loss) from operations	(0.35)	1.52	(0.83)	2.75	2.14	(0.72)

Less distributions from:
Net investment income	(0.01)	(0.30)	(0.34)	(0.25)	(0.24)	(0.21)
Net realized gains	(0.50)	(0.64)	(0.59)	(1.58)	(0.48)	(1.25)
Total distributions	(0.51)	(0.94)	(0.93)	(1.83)	(0.72)	(1.46)

Net asset value, end of period	$14.89	$15.75	$15.17	$16.93	$16.01	$14.59
Total return[3]	(2.08)%	10.12%	(4.70)%	17.71%	14.88%	(4.78)%

Net assets, end of period (millions)	$434	$456	$438	$489	$443	$396

Ratios to average net assets:
Gross expenses[4]	0.48%[5]	0.45%	0.46%	0.46%	0.52%	0.50%
Net expenses[4,6]	0.48 [5,7]	0.45	0.46	0.46 [7]	0.52	0.50
Net investment income	0.51 [5]	1.69	1.77	1.28	1.41	1.15

Portfolio turnover rate	9%	24%	15%	42%[8]	21%	47%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	29

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$16.18	$15.51	$17.25	$16.28	$14.82	$17.01

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.11	0.16	0.09	0.10	0.07
Net realized and unrealized gain (loss)	(0.40)	1.32	(1.09)	2.58	1.95	(0.93)
Total income (loss) from operations	(0.42)	1.43	(0.93)	2.67	2.05	(0.86)

Less distributions from:
Net investment income	(0.01)	(0.12)	(0.22)	(0.12)	(0.11)	(0.08)
Net realized gains	(0.50)	(0.64)	(0.59)	(1.58)	(0.48)	(1.25)
Total distributions	(0.51)	(0.76)	(0.81)	(1.70)	(0.59)	(1.33)

Net asset value, end of period	$15.25	$16.18	$15.51	$17.25	$16.28	$14.82
Total return[3]	(2.46)%	9.32%	(5.29)%	16.92%	14.06%	(5.47)%

Net assets, end of period (000s)	$4,620	$6,253	$15,563	$20,674	$21,749	$22,737

Ratios to average net assets:
Gross expenses[4]	1.20%[5]	1.15%	1.14%	1.17%	1.21%	1.21%
Net expenses[4,6]	1.19 [5,7]	1.15 [7]	1.14 [7]	1.17 [7]	1.21	1.21
Net investment income (loss)	(0.22) [5]	0.69	0.99	0.53	0.63	0.43

Portfolio turnover rate	9%	24%	15%	42%[8]	21%	47%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

30	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.55	$15.00	$16.73	$15.87	$14.52	$16.74

Income (loss) from operations:
Net investment income	0.01	0.21	0.24	0.19	0.25	0.19
Net realized and unrealized gain (loss)	(0.38)	1.24	(1.10)	2.47	1.82	(0.97)
Total income (loss) from operations	(0.37)	1.45	(0.86)	2.66	2.07	(0.78)

Less distributions from:
Net investment income	(0.01)	(0.26)	(0.28)	(0.22)	(0.24)	(0.19)
Net realized gains	(0.50)	(0.64)	(0.59)	(1.58)	(0.48)	(1.25)
Total distributions	(0.51)	(0.90)	(0.87)	(1.80)	(0.72)	(1.44)

Net asset value, end of period	$14.67	$15.55	$15.00	$16.73	$15.87	$14.52
Total return[3]	(2.24)%	9.76%	(4.97)%	17.29%	14.51%	(5.13)%

Net assets, end of period (000s)	$134	$132	$107	$96	$57	$14

Ratios to average net assets:
Gross expenses[4]	1.13%[5]	1.17%	1.13%	1.24%	1.38%	1.47%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.19 [5]	1.37	1.53	1.15	1.64	1.15

Portfolio turnover rate	9%	24%	15%	42%[8]	21%	47%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	31

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.60	$15.03	$16.78	$15.88	$14.47	$16.66

Income (loss) from operations:
Net investment income	0.06	0.31	0.34	0.26	0.27	0.24
Net realized and unrealized gain (loss)	(0.39)	1.24	(1.11)	2.51	1.91	(0.92)
Total income (loss) from operations	(0.33)	1.55	(0.77)	2.77	2.18	(0.68)

Less distributions from:
Net investment income	(0.01)	(0.34)	(0.39)	(0.29)	(0.29)	(0.26)
Net realized gains	(0.50)	(0.64)	(0.59)	(1.58)	(0.48)	(1.25)
Total distributions	(0.51)	(0.98)	(0.98)	(1.87)	(0.77)	(1.51)

Net asset value, end of period	$14.76	$15.60	$15.03	$16.78	$15.88	$14.47
Total return[3]	(1.97)%	10.45%	(4.38)%	18.03%	15.30%	(4.59)%

Net assets, end of period (000s)	$3,291	$3,372	$2,861	$6,225	$5,615	$4,946

Ratios to average net assets:
Gross expenses[4]	0.14%[5]	0.14%	0.18%	0.17%	0.19%	0.22%
Net expenses[4,6]	0.14 [5,7]	0.14	0.18	0.17	0.19	0.22
Net investment income	0.83 [5]	2.00	2.14	1.57	1.78	1.44

Portfolio turnover rate	9%	24%	15%	42%[8]	21%	47%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

32	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.33	$13.74	$14.94	$14.25	$13.21	$14.70

Income (loss) from operations:
Net investment income	0.07	0.26	0.30	0.23	0.25	0.24
Net realized and unrealized gain (loss)	(0.01)	1.10	(0.68)	1.71	1.37	(0.76)
Total income (loss) from operations	0.06	1.36	(0.38)	1.94	1.62	(0.52)

Less distributions from:
Net investment income	(0.08)	(0.30)	(0.35)	(0.27)	(0.28)	(0.26)
Net realized gains	(0.32)	(0.47)	(0.47)	(0.98)	(0.30)	(0.71)
Total distributions	(0.40)	(0.77)	(0.82)	(1.25)	(0.58)	(0.97)

Net asset value, end of period	$13.99	$14.33	$13.74	$14.94	$14.25	$13.21
Total return[3]	0.54%	10.11%	(2.39)%	13.97%	12.38%	(3.80)%

Net assets, end of period (millions)	$281	$287	$271	$297	$281	$255

Ratios to average net assets:
Gross expenses[4]	0.47%[5]	0.46%	0.47%	0.47%	0.50%	0.49%
Net expenses[4,6]	0.47 [5,7]	0.46	0.47	0.47 [7]	0.50	0.49
Net investment income	1.09 [5]	1.87	2.14	1.55	1.83	1.63

Portfolio turnover rate	9%	25%	12%	37%[8]	20%	52%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	33

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.02	$14.35	$15.55	$14.77	$13.68	$15.18

Income (loss) from operations:
Net investment income	0.02	0.18	0.19	0.13	0.15	0.13
Net realized and unrealized gain (loss)	(0.01)	1.14	(0.70)	1.77	1.42	(0.78)
Total income (loss) from operations	0.01	1.32	(0.51)	1.90	1.57	(0.65)

Less distributions from:
Net investment income	(0.03)	(0.18)	(0.22)	(0.14)	(0.18)	(0.14)
Net realized gains	(0.32)	(0.47)	(0.47)	(0.98)	(0.30)	(0.71)
Total distributions	(0.35)	(0.65)	(0.69)	(1.12)	(0.48)	(0.85)

Net asset value, end of period	$14.68	$15.02	$14.35	$15.55	$14.77	$13.68
Total return[3]	0.17%	9.37%	(3.11)%	13.18%	11.52%	(4.47)%

Net assets, end of period (000s)	$9,210	$10,880	$12,191	$18,315	$17,495	$18,507

Ratios to average net assets:
Gross expenses[4]	1.22%[5]	1.19%	1.20%	1.19%	1.23%	1.23%
Net expenses[4,6]	1.22 [5,7]	1.19	1.20	1.19 [7]	1.23	1.23
Net investment income	0.33 [5]	1.25	1.29	0.85	1.03	0.88

Portfolio turnover rate	9%	25%	12%	37%[8]	20%	52%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

34	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.36	$13.77	$14.90	$14.21	$13.19	$14.68

Income (loss) from operations:
Net investment income	0.05	0.22	0.21	0.17	0.24	0.21
Net realized and unrealized gain (loss)	(0.02)	1.09	(0.63)	1.71	1.33	(0.76)
Total income (loss) from operations	0.03	1.31	(0.42)	1.88	1.57	(0.55)

Less distributions from:
Net investment income	(0.05)	(0.25)	(0.24)	(0.21)	(0.25)	(0.23)
Net realized gains	(0.32)	(0.47)	(0.47)	(0.98)	(0.30)	(0.71)
Total distributions	(0.37)	(0.72)	(0.71)	(1.19)	(0.55)	(0.94)

Net asset value, end of period	$14.02	$14.36	$13.77	$14.90	$14.21	$13.19
Total return[3]	0.37%	9.74%	(2.67)%	13.58%	11.99%	(4.00)%

Net assets, end of period (000s)	$63	$60	$48	$74	$73	$42

Ratios to average net assets:
Gross expenses[4]	1.26%[5]	1.34%	1.30%	1.21%	1.22%	0.96%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.76 [5]	1.58	1.48	1.16	1.70	1.43

Portfolio turnover rate	9%	25%	12%	37%[8]	20%	52%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	35

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.33	$13.73	$14.93	$14.24	$13.20	$14.69

Income (loss) from operations:
Net investment income	0.09	0.30	0.32	0.27	0.29	0.27
Net realized and unrealized gain (loss)	(0.02)	1.10	(0.67)	1.70	1.37	(0.76)
Total income (loss) from operations	0.07	1.40	(0.35)	1.97	1.66	(0.49)

Less distributions from:
Net investment income	(0.10)	(0.33)	(0.38)	(0.30)	(0.32)	(0.29)
Net realized gains	(0.32)	(0.47)	(0.47)	(0.98)	(0.30)	(0.71)
Total distributions	(0.42)	(0.80)	(0.85)	(1.28)	(0.62)	(1.00)

Net asset value, end of period	$13.98	$14.33	$13.73	$14.93	$14.24	$13.20
Total return[3]	0.65%	10.48%	(2.15)%	14.25%	12.61%	(3.49)%

Net assets, end of period (000s)	$2,012	$1,982	$1,721	$7,751	$7,431	$6,737

Ratios to average net assets:
Gross expenses[4]	0.16%[5]	0.14%	0.24%	0.22%	0.23%	0.27%
Net expenses[4,6]	0.16 [5,7]	0.14	0.24	0.22	0.23	0.25 [7]
Net investment income	1.40 [5]	2.16	2.24	1.80	2.10	1.87

Portfolio turnover rate	9%	25%	12%	37%[8]	20%	52%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

36	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.42	$12.76	$13.50	$13.34	$12.58	$13.26

Income (loss) from operations:
Net investment income	0.10	0.29	0.33	0.28	0.30	0.28
Net realized and unrealized gain (loss)	0.21	0.91	(0.49)	1.04	0.91	(0.67)
Total income (loss) from operations	0.31	1.20	(0.16)	1.32	1.21	(0.39)

Less distributions from:
Net investment income	(0.11)	(0.34)	(0.35)	(0.32)	(0.32)	(0.29)
Net realized gains	(0.10)	(0.20)	(0.23)	(0.84)	(0.13)	—
Total distributions	(0.21)	(0.54)	(0.58)	(1.16)	(0.45)	(0.29)

Net asset value, end of period	$13.52	$13.42	$12.76	$13.50	$13.34	$12.58
Total return[3]	2.37%	9.60%	(1.11)%	10.09%	9.58%	(2.91)%

Net assets, end of period (millions)	$123	$124	$116	$126	$125	$118

Ratios to average net assets:
Gross expenses[4]	0.55%[5]	0.55%	0.56%	0.53%	0.54%	0.54%
Net expenses[4,6]	0.55 [5,7]	0.55	0.56	0.53 [7]	0.54	0.54
Net investment income	1.60 [5]	2.20	2.54	2.01	2.30	2.09

Portfolio turnover rate	4%	19%	9%	38%[8]	18%	53%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	37

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.36	$12.70	$13.43	$13.26	$12.52	$13.19

Income (loss) from operations:
Net investment income	0.06	0.19	0.22	0.17	0.23	0.19
Net realized and unrealized gain (loss)	0.19	0.92	(0.48)	1.04	0.88	(0.65)
Total income (loss) from operations	0.25	1.11	(0.26)	1.21	1.11	(0.46)

Less distributions from:
Net investment income	(0.06)	(0.25)	(0.24)	(0.20)	(0.24)	(0.21)
Net realized gains	(0.10)	(0.20)	(0.23)	(0.84)	(0.13)	—
Total distributions	(0.16)	(0.45)	(0.47)	(1.04)	(0.37)	(0.21)

Net asset value, end of period	$13.45	$13.36	$12.70	$13.43	$13.26	$12.52
Total return[3]	1.93%	8.85%	(1.85)%	9.31%	8.89%	(3.54)%

Net assets, end of period (000s)	$1,272	$1,348	$1,694	$2,814	$4,539	$3,133

Ratios to average net assets:
Gross expenses[4]	1.28%[5]	1.26%	1.28%	1.27%	1.23%	1.22%
Net expenses[4,6]	1.27 [5,7]	1.26	1.28	1.27	1.23	1.22
Net investment income	0.87 [5]	1.47	1.67	1.25	1.77	1.46

Portfolio turnover rate	4%	19%	9%	38%[8]	18%	53%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

38	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C1 Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.78	$13.07	$13.81	$13.60	$12.83	$13.50

Income (loss) from operations:
Net investment income	0.06	0.21	0.25	0.21	0.23	0.21
Net realized and unrealized gain (loss)	0.22	0.95	(0.48)	1.08	0.92	(0.66)
Total income (loss) from operations	0.28	1.16	(0.23)	1.29	1.15	(0.45)

Less distributions from:
Net investment income	(0.07)	(0.25)	(0.28)	(0.24)	(0.25)	(0.22)
Net realized gains	(0.10)	(0.20)	(0.23)	(0.84)	(0.13)	—
Total distributions	(0.17)	(0.45)	(0.51)	(1.08)	(0.38)	(0.22)

Net asset value, end of period	$13.89	$13.78	$13.07	$13.81	$13.60	$12.83
Total return[3]	2.06%	9.04%	(1.53)%	9.60%	9.00%	(3.35)%

Net assets, end of period (000s)	$435	$596	$2,005	$2,937	$3,363	$3,937

Ratios to average net assets:
Gross expenses[4]	1.16%[5]	1.05%	1.03%	1.01%	1.04%	1.04%
Net expenses[4,6]	1.16 [5,7]	1.05	1.03	1.01 [7]	1.04	1.04
Net investment income	0.97 [5]	1.54	1.91	1.50	1.74	1.58

Portfolio turnover rate	4%	19%	9%	38%[8]	18%	53%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	39

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.41	$12.75	$13.47	$13.30	$12.56	$13.24

Income (loss) from operations:
Net investment income	0.09	0.26	0.30	0.24	0.29	0.25
Net realized and unrealized gain (loss)	0.19	0.91	(0.50)	1.05	0.88	(0.67)
Total income (loss) from operations	0.28	1.17	(0.20)	1.29	1.17	(0.42)

Less distributions from:
Net investment income	(0.09)	(0.31)	(0.29)	(0.28)	(0.30)	(0.26)
Net realized gains	(0.10)	(0.20)	(0.23)	(0.84)	(0.13)	—
Total distributions	(0.19)	(0.51)	(0.52)	(1.12)	(0.43)	(0.26)

Net asset value, end of period	$13.50	$13.41	$12.75	$13.47	$13.30	$12.56
Total return[3]	2.16%	9.36%	(1.39)%	9.82%	9.33%	(3.12)%

Net assets, end of period (000s)	$87	$84	$60	$57	$42	$18

Ratios to average net assets:
Gross expenses[4]	1.24%[5]	1.34%	1.39%	1.51%	1.60%	1.50%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	1.34 [5]	2.00	2.34	1.77	2.21	1.93

Portfolio turnover rate	4%	19%	9%	38%[8]	18%	53%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

40	QS Asset Allocation Funds 2020 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.39	$12.74	$13.47	$13.31	$12.56	$13.23

Income (loss) from operations:
Net investment income	0.12	0.33	0.36	0.32	0.34	0.31
Net realized and unrealized gain (loss)	0.21	0.90	(0.48)	1.04	0.90	(0.65)
Total income (loss) from operations	0.33	1.23	(0.12)	1.36	1.24	(0.34)

Less distributions from:
Net investment income	(0.13)	(0.38)	(0.38)	(0.36)	(0.36)	(0.33)
Net realized gains	(0.10)	(0.20)	(0.23)	(0.84)	(0.13)	—
Total distributions	(0.23)	(0.58)	(0.61)	(1.20)	(0.49)	(0.33)

Net asset value, end of period	$13.49	$13.39	$12.74	$13.47	$13.31	$12.56
Total return[3]	2.53%	9.86%	(0.74)%	10.43%	9.92%	(2.62)%

Net assets, end of period (000s)	$1,870	$1,360	$1,263	$3,065	$2,374	$2,233

Ratios to average net assets:
Gross expenses[4]	0.28%[5]	0.30%	0.32%	0.29%	0.29%	0.34%
Net expenses[4,6,7]	0.25 [5]	0.25	0.25	0.25	0.25	0.25
Net investment income	1.86 [5]	2.50	2.80	2.34	2.58	2.37

Portfolio turnover rate	4%	19%	9%	38%[8]	18%	53%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Semi-Annual Report	41

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason-affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

42	QS Asset Allocation Funds 2020 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$687,977,897	—	—	$687,977,897
Short-Term Investments†	1,424,056	—	—	1,424,056
Total Investments	$689,401,953	—	—	$689,401,953

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$441,303,341	—	—	$441,303,341
Short-Term Investments†	933,570	—	—	933,570
Total Investments	$442,236,911	—	—	$442,236,911

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$291,116,594	—	—	$291,116,594
Short-Term Investments†	954,497	—	—	954,497
Total Investments	$292,071,091	—	—	$292,071,091

†	See Schedule of Investments for additional detailed categorizations.

QS Asset Allocation Funds 2020 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$126,438,106	—	—	$126,438,106
Short-Term Investments†	582,534	—	—	582,534
Total Investments	$127,020,640	—	—	$127,020,640

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2020, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

44	QS Asset Allocation Funds 2020 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Investors, LLC (“QS Investors”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Under the investment management agreements, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended July 31, 2020, fees waived and/or reimbursed were as follows:

Growth Fund	$4,568
Moderate Growth Fund	3,077
Conservative Growth Fund	2,016
Defensive Growth Fund	1,206

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and certain LMPFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$91,668	$256	$345
Moderate Growth Fund	68,448	260	35
Conservative Growth Fund	51,066	183	321
Defensive Growth Fund	$9,654	—	$28

QS Asset Allocation Funds 2020 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$31,195,354	$49,809,997
Moderate Growth Fund	37,929,688	49,500,000
Conservative Growth Fund	26,111,839	33,479,998
Defensive Growth Fund	4,550,058	6,570,001

At July 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$601,675,210	$110,615,247	$(22,888,504)	$87,726,743

	Moderate Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$387,326,545	$66,456,011	$(11,545,645)	$54,910,366

	Conservative Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$250,783,534	$47,598,738	$(6,311,181)	$41,287,557

	Defensive Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$108,890,072	$20,169,707	$(2,039,139)	$18,130,568

4. Derivative instruments and hedging activities

During the six months ended July 31, 2020, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

46	QS Asset Allocation Funds 2020 Semi-Annual Report

For the six months ended July 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Growth Fund
Class A	$802,592		$614,218
Class C	27,378		3,520
Class R	208		306
Class I	—		1,193
Total	$830,178		$619,237

	Service and/or Distribution Fees		Transfer Agent Fees
Moderate Growth Fund
Class A	$512,567		$334,793
Class C	25,484	†	3,394
Class R	309		349
Class I	—		1,179
Total	$538,360		$339,715

†	Amount shown is exclusive of expense reimbursements. For the six months ended July 31, 2020, the service and/or distribution fees reimbursed amounted to $36 for Class C shares.

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Growth Fund
Class A	$332,925	$187,334
Class C	35,590	4,809
Class R	142	194
Class I	—	746
Total	$368,657	$193,083

	Service and/or Distribution Fees	Transfer Agent Fees
Defensive Growth Fund
Class A	$146,194	$76,947
Class C	6,379	684
Class C1	1,585	668
Class R	200	228
Class I	—	833
Total	$154,358	$79,360

For the six months ended July 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Growth Fund
Class A	$4,318
Class C	37
Class R	202
Class I	11
Total	$4,568

QS Asset Allocation Funds 2020 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Waivers/Expense Reimbursements
Moderate Growth Fund
Class A	$2,778
Class C	74
Class R	204
Class I	21
Total	$3,077

Waivers/Expense Reimbursements
Conservative Growth Fund
Class A	$1,833
Class C	37
Class R	132
Class I	14
Total	$2,016

Waivers/Expense Reimbursements
Defensive Growth Fund
Class A	$811
Class C	9
Class C1	3
Class R	175
Class I	208
Total	$1,206

6. Distributions to shareholders by class

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
Growth Fund

Net Investment Income:
Class A	$790,627	$10,579,191
Class C	7,195	36,846
Class R	105	1,215
Class I	2,081	32,808
Total	$800,008	$10,650,060

Net Realized Gains:
Class A	$21,997,412	$32,046,101
Class C	200,195	417,894
Class R	2,929	3,272
Class I	57,891	67,510
Total	$22,258,427	$32,534,777

48	QS Asset Allocation Funds 2020 Semi-Annual Report

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
Moderate Growth Fund

Net Investment Income:
Class A	$294,529	$8,478,306
Class C	3,135	46,200
Class R	92	2,105
Class I	2,256	73,452
Total	$300,012	$8,600,063

Net Realized Gains:
Class A	$14,266,730	$18,064,795
Class C	151,844	313,427
Class R	4,461	4,809
Class I	109,285	147,006
Total	$14,532,320	$18,530,037

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
Conservative Growth Fund

Net Investment Income:
Class A	$1,520,404	$5,864,185
Class C	19,629	128,861
Class R	231	990
Class I	14,356	45,250
Total	$1,554,620	$6,039,286

Net Realized Gains:
Class A	$6,304,168	$9,290,211
Class C	200,348	258,399
Class R	1,365	1,745
Class I	45,243	71,709
Total	$6,551,124	$9,622,064

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
Defensive Growth Fund

Net Investment Income:
Class A	$974,971	$3,118,578
Class C	6,116	26,828
Class C1	2,234	16,696
Class R	568	1,715
Class I	15,138	39,200
Total	$999,027	$3,203,017

QS Asset Allocation Funds 2020 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
Defensive Growth Fund (cont’d)

Net Realized Gains:
Class A	$876,212	$1,847,223
Class C	9,597	22,426
Class C1	3,034	13,195
Class R	612	1,021
Class I	13,657	20,823
Total	$903,112	$1,904,688

7. Shares of beneficial interest

At July 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Growth Fund

Class A
Shares sold	1,075,105	$15,098,588	2,465,288	$38,628,410
Shares issued on reinvestment	1,607,005	22,739,123	2,734,860	42,541,873
Shares repurchased	(2,364,676)	(33,234,445)	(4,981,908)	(77,986,102)
Net increase	317,434	$4,603,266	218,240	$3,184,181

Class C
Shares sold	20,735	$276,803	50,050	$725,690
Shares issued on reinvestment	15,680	205,252	31,431	448,214
Shares repurchased	(75,561)	(1,012,995)	(668,168)	(9,816,796)
Net decrease	(39,146)	$(530,940)	(586,687)	$(8,642,892)

Class R
Shares sold	1,413	$19,216	2,154	$33,311
Shares issued on reinvestment	216	3,034	290	4,487
Shares repurchased	(743)	(9,554)	(1,486)	(23,583)
Net increase	886	$12,696	958	$14,215

Class I
Shares sold	30,270	$415,365	112,510	$1,755,900
Shares issued on reinvestment	4,205	59,253	6,343	98,722
Shares repurchased	(32,388)	(442,657)	(102,013)	(1,581,600)
Net increase	2,087	$31,961	16,840	$273,022

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Moderate Growth Fund

Class A
Shares sold	895,641	$12,776,437	2,260,470	$35,249,505
Shares issued on reinvestment	1,011,482	14,504,657	1,699,203	26,458,482
Shares repurchased	(1,747,371)	(24,950,522)	(3,856,303)	(60,010,985)
Net increase	159,752	$2,330,572	103,370	$1,697,002

50	QS Asset Allocation Funds 2020 Semi-Annual Report

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Moderate Growth Fund (cont’d)

Class C
Shares sold	15,018	$220,190	36,861	$586,058
Shares issued on reinvestment	10,482	154,077	22,727	357,855
Shares repurchased	(109,105)	(1,551,366)	(676,787)	(10,842,328)
Net decrease	(83,605)	$(1,177,099)	(617,199)	$(9,898,415)

Class R
Shares sold	544	$7,655	1,164	$17,875
Shares issued on reinvestment	322	4,553	450	6,914
Shares repurchased	(227)	(3,311)	(235)	(3,645)
Net increase	639	$8,897	1,379	$21,144

Class I
Shares sold	27,137	$400,923	101,723	$1,554,571
Shares issued on reinvestment	7,465	106,074	13,614	210,032
Shares repurchased	(27,880)	(391,902)	(89,526)	(1,362,008)
Net increase	6,722	$115,095	25,811	$402,595

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Conservative Growth Fund

Class A
Shares sold	1,019,775	$13,723,877	2,103,712	$29,616,116
Shares issued on reinvestment	583,057	7,780,029	1,077,800	15,078,871
Shares repurchased	(1,579,829)	(21,031,695)	(2,833,679)	(39,901,002)
Net increase	23,003	$472,211	347,833	$4,793,985

Class C
Shares sold	284,874	$4,208,326	296,066	$4,369,695
Shares issued on reinvestment	15,112	213,687	25,569	375,572
Shares repurchased	(397,002)	(5,625,754)	(446,571)	(6,587,607)
Net decrease	(97,016)	$(1,203,741)	(124,936)	$(1,842,340)

Class R
Shares sold	296	$4,015	588	$8,322
Shares issued on reinvestment	119	1,596	195	2,735
Shares repurchased	(95)	(1,378)	(73)	(1,049)
Net increase	320	$4,233	710	$10,008

Class I
Shares sold	33,579	$460,817	65,560	$924,655
Shares issued on reinvestment	4,479	59,575	8,366	116,915
Shares repurchased	(32,468)	(444,219)	(60,910)	(851,333)
Net increase	5,590	$76,173	13,016	$190,237

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Defensive Growth Fund

Class A
Shares sold	516,748	$6,635,041	1,001,355	$13,162,864
Shares issued on reinvestment	144,116	1,839,240	375,803	4,940,185
Shares repurchased	(782,524)	(9,943,128)	(1,242,776)	(16,331,357)
Net increase (decrease)	(121,660)	$(1,468,847)	134,382	$1,771,692

QS Asset Allocation Funds 2020 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Defensive Growth Fund (cont’d)

Class C
Shares sold	5,319	$70,221	7,108	$94,206
Shares issued on reinvestment	1,230	15,713	3,763	49,247
Shares repurchased	(12,902)	(164,408)	(43,340)	(565,119)
Net decrease	(6,353)	$(78,474)	(32,469)	$(421,666)

Class C1
Shares sold	22	$297	1,166	$15,503
Shares issued on reinvestment	401	5,268	2,224	29,883
Shares repurchased	(12,293)	(165,283)	(113,561)	(1,521,138)
Net decrease	(11,870)	$(159,718)	(110,171)	$(1,475,752)

Class R
Shares sold	339	$4,295	1,428	$18,835
Shares issued on reinvestment	92	1,180	208	2,736
Shares repurchased	(308)	(3,775)	(55)	(735)
Net increase	123	$1,700	1,581	$20,836

Class I
Shares sold	98,550	$1,235,149	20,844	$273,056
Shares issued on reinvestment	2,253	28,795	4,577	60,018
Shares repurchased	(63,687)	(803,012)	(23,026)	(303,767)
Net increase	37,116	$460,932	2,395	$29,307

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2020. The following transactions were effected in shares of such Underlying Funds for the six months ended July 31, 2020.

Growth	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at July 31,
Fund	2020	Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2020
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$18,563,892	$238,641	25,710	$1,820,019	171,700	$19,981	$238,641	—	—	$(1,314,888)	$15,667,626
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	92,008,091	2,675,000	151,989	5,375,255	286,528	59,745	—	—	—	(10,078,478)	79,229,358
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	31,119,409	—	—	2,054,185	178,466	155,815	—	—	—	(1,800,706)	27,264,518
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	11,076,943	61,785	5,642	1,537,848	121,090	(232,848)	61,785	—	—	296,448	9,897,328
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	6,665,410	—	—	456,457	36,900	(96,457)	—	—	—	189,486	6,398,439
ClearBridge Global Infrastructure Income Fund, Class IS Shares	7,789,745	137,387	12,392	559,404	46,935	(19,404)	137,387	—	—	(340,523)	7,027,205
ClearBridge Small Cap Fund, Class IS Shares	40,845,959	798,590	14,150	1,579,293	26,809	95,707	—	—	$13,590	(5,380,478)	34,684,778
Martin Currie Emerging Markets Fund, Class IS Shares	60,364,101	805,000	59,104	4,599,449	361,880	95,551	—	—	—	3,110,203	59,679,855
QS Global Market Neutral Fund, Class IS Shares	24,821,772	940,000	103,070	2,466,436	235,347	(346,437)	—	—	—	548,347	23,843,683
QS International Equity Fund, Class IS Shares	70,453,923	7,485,000	466,500	—	—	—	—	—	—	(6,542,610)	71,396,313

52	QS Asset Allocation Funds 2020 Semi-Annual Report

Growth Fund (cont’d)	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at July 31,
	2020	Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2020
QS Strategic Real Return Fund, Class IS Shares	$44,072,913	—	—	$1,255,914	95,579	$(455,914)	—	—	—	$(1,586,808)	$41,230,191
QS U.S. Small Capitalization Equity Fund, Class IS Shares	22,125,367	$101,729	10,183	1,234,526	91,514	(134,526)	$101,729	—	—	(1,785,655)	19,206,915
ClearBridge Aggressive Growth Fund, Class IS Shares	19,855,195	—	—	2,056,849	10,384	33,151	—	—	—	(102,967)	17,695,379
ClearBridge Appreciation Fund, Class IS Shares	43,319,722	—	—	4,102,044	182,986	737,956	—	—	—	(546,135)	38,671,543
ClearBridge International Value Fund, Class IS Shares	31,237,523	4,300,000	450,734	—	—	—	—	—	—	(5,307,046)	30,230,477
ClearBridge Large Cap Growth Fund, Class IS Shares	47,803,032	—	—	5,855,683	143,083	2,384,316	—	—	—	3,411,221	45,358,570
ClearBridge Mid Cap Fund, Class IS Shares	32,607,865	19,552	565	2,248,172	66,169	361,828	—	—	$19,552	(1,389,558)	28,989,687
ClearBridge Small Cap Growth Fund, Class IS Shares	5,217,659	—	—	389,341	10,363	30,660	—	—	—	687,785	5,516,103
QS Global Dividend Fund, Class IS Shares	67,754,276	625,845	55,215	1,986,059	152,966	(11,059)	625,845	—	—	(5,359,623)	61,034,439
QS U.S. Large Cap Equity Fund, Class IS Shares	27,922,261	183,695	10,850	2,918,743	168,871	111,257	—	—	183,695	398,556	25,585,769
Western Asset Core Plus Bond Fund, Class IS Shares	141,270	12,313,812	1,016,013	1,860,877	153,524	(10,877)	152,387	—	—	402,299	10,996,504
Western Asset High Yield Fund, Class IS Shares	20,054,017	509,318	68,513	1,917,456	234,480	(97,457)	510,136	$(33,185)	—	(572,866)	18,039,828
Western Asset Macro Opportunities Fund, Class IS Shares	11,207,834	—	—	989,697	90,466	(134,698)	—	—	—	115,252	10,333,389
	$737,028,179	$31,195,354		$47,263,707		$2,546,290	$1,827,910	$(33,185)	$216,837	$(32,948,744)	$687,977,897

Moderate Growth	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at July 31,
Fund	2020	Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2020
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$11,726,962	$153,601	16,549	$950,651	89,684	$14,349	$153,601	—	—	$(845,491)	$10,084,421
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	55,235,962	2,125,000	120,739	4,532,934	241,628	127,066	—	—	—	(5,926,011)	46,902,017
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	15,030,593	475,000	41,850	1,452,057	127,517	102,943	—	—	—	(878,872)	13,174,664
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	6,964,911	39,622	3,618	495,830	39,092	(80,829)	39,621	—	—	162,867	6,671,570
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	9,676,481	—	—	343,930	27,714	(78,930)	—	—	—	261,198	9,593,749
ClearBridge Global Infrastructure Income Fund, Class IS Shares	4,895,670	88,526	7,985	244,316	20,470	(14,315)	88,526	—	—	(211,835)	4,528,045
ClearBridge Small Cap Fund, Class IS Shares	17,303,162	660,695	11,693	1,184,264	20,103	60,737	—	—	$5,695	(2,246,112)	14,533,481
Martin Currie Emerging Markets Fund, Class IS Shares	29,504,598	785,000	57,636	2,072,637	160,977	(17,638)	—	—	—	1,563,541	29,780,502
QS Global Market Neutral Fund, Class IS Shares	15,673,721	625,000	68,531	1,333,295	127,223	(183,295)	—	—	—	320,148	15,285,574
QS International Equity Fund, Class IS Shares	24,802,714	5,595,000	350,265	296,802	18,321	(21,802)	—	—	—	(2,539,586)	27,561,326

QS Asset Allocation Funds 2020 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Moderate Growth	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at July 31,
Fund (cont’d)	2020	Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2020
QS Strategic Real Return Fund, Class IS Shares	$27,693,445	—	—	$188,387	14,337	$(68,387)	—	—	—	$(1,110,924)	$26,394,134
QS U.S. Small Capitalization Equity Fund, Class IS Shares	12,343,985	$567,298	52,914	1,194,401	88,540	(139,401)	$57,298	—	—	(898,858)	10,818,024
ClearBridge Aggressive Growth Fund, Class IS Shares	11,381,295	—	—	1,410,030	7,064	29,970	—	—	—	(46,088)	9,925,177
ClearBridge Appreciation Fund, Class IS Shares	23,875,736	535,000	21,197	3,128,212	140,281	551,788	—	—	—	(443,392)	20,839,132
ClearBridge International Value Fund, Class IS Shares	11,353,381	2,689,999	281,971	—	—	—	—	—	—	(2,127,355)	11,916,025
ClearBridge Large Cap Growth Fund, Class IS Shares	29,094,790	—	—	4,582,956	115,093	2,037,044	—	—	—	1,343,666	25,855,500
ClearBridge Mid Cap Fund, Class IS Shares	9,910,029	5,788	167	844,892	25,744	175,108	—	—	$5,788	(468,157)	8,602,768
ClearBridge Small Cap Growth Fund, Class IS Shares	7,532,025	—	—	862,677	23,414	67,322	—	—	—	923,609	7,592,957
QS Global Dividend Fund, Class IS Shares	42,755,830	1,557,777	126,624	1,629,775	126,018	(54,775)	402,777	—	—	(3,421,023)	39,262,809
QS U.S. Large Cap Equity Fund, Class IS Shares	16,113,027	102,930	6,080	2,237,070	131,170	117,930	—	—	102,930	178,991	14,157,878
Western Asset Core Bond Fund, Class IS Shares	13,251,301	6,247,928	473,821	2,030,973	153,934	4,026	212,764	—	—	868,730	18,336,986
Western Asset Core Plus Bond Fund, Class IS Shares	32,065,643	15,154,482	1,250,424	4,556,381	375,739	(26,381)	613,677	—	—	1,567,610	44,231,354
Western Asset High Yield Fund, Class IS Shares	29,568,445	521,042	70,043	11,025,123	1,358,567	(124)	524,400	$(34,203)	—	(583,714)	18,446,447
Western Asset Macro Opportunities Fund, Class IS Shares	7,099,427	—	—	370,430	33,860	(70,429)	—	—	—	79,804	6,808,801
	$464,853,133	$37,929,688		$46,968,023		$2,531,977	$2,092,664	$(34,203)	$114,413	$(14,477,254)	$441,303,341

Conservative	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at July 31,
Growth Fund	2020	Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2020
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$7,474,188	$771,382	79,983	$540,484	50,989	$(484)	$101,383	—	—	$(536,828)	$7,168,258
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	18,301,640	1,010,000	57,386	2,099,098	111,528	5,902	—	—	—	(1,904,808)	15,307,734
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	6,546,883	295,000	25,991	779,702	67,307	40,298	—	—	—	(368,669)	5,693,512
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	8,673,619	149,672	14,959	706,333	68,065	(1,332)	149,672	—	—	394,412	8,511,370
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	4,560,269	25,604	2,338	329,068	25,972	(39,068)	25,604	—	—	106,477	4,363,282
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	6,798,503	—	—	217,303	17,510	(42,302)	—	—	—	182,297	6,763,497
ClearBridge Global Infrastructure Income Fund, Class IS Shares	3,131,759	56,629	5,108	155,409	13,099	9,592	56,629	—	—	(136,449)	2,896,530
ClearBridge Small Cap Fund, Class IS Shares	6,544,615	487,189	8,937	616,916	10,388	18,084	—	—	$2,190	(827,223)	5,587,665
Martin Currie Emerging Markets Fund, Class IS Shares	11,231,261	425,000	34,274	554,281	44,484	(9,281)	—	—	—	632,481	11,734,461

54	QS Asset Allocation Funds 2020 Semi-Annual Report

						Realized	Income	Return of	Capital Gain
						Gain (Loss)	Distributions	Capital	Distributions	Net Increase
	Affiliate					from Sale	from	from	from	(Decrease) in	Affiliate
Conservative	Value at					of Affiliated	Affiliated	Affiliated	Affiliated	Unrealized	Value at
Growth	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Underlying	Appreciation	July 31,
Fund (cont’d)	2020	Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2020
QS Global Market Neutral Fund, Class IS Shares	$10,108,550	$410,000	44,956	$648,983	61,926	$(98,983)	—	—	—	$181,611	$10,051,178
QS International Equity Fund, Class IS Shares	136,573	2,235,000	138,504	—	—	—	—	—	—	(242,103)	2,129,470
QS Strategic Real Return Fund, Class IS Shares	17,865,731	—	—	99,991	7,617	(29,991)	—	—	—	(720,845)	17,044,895
QS U.S. Small Capitalization Equity Fund, Class IS Shares	7,422,904	484,356	45,431	925,896	68,636	(120,896)	$34,356	—	—	(494,765)	6,486,599
ClearBridge Aggressive Growth Fund, Class IS Shares	5,259,990	—	—	628,620	3,083	16,381	—	—	—	(8,818)	4,622,552
ClearBridge Appreciation Fund, Class IS Shares	17,930,224	700,000	27,734	2,734,357	112,221	225,642	—	—	—	(117,350)	15,778,517
ClearBridge International Value Fund, Class IS Shares	126,065	2,345,000	248,897	—	—	—	—	—	—	(407,026)	2,064,039
ClearBridge Large Cap Growth Fund, Class IS Shares	16,207,695	370,000	6,846	3,004,136	67,649	890,863	—	—	—	1,036,750	14,610,309
ClearBridge Mid Cap Fund, Class IS Shares	5,137,858	87,982	2,479	613,565	16,519	41,435	—	—	$2,981	(180,886)	4,431,389
ClearBridge Small Cap Growth Fund, Class IS Shares	4,889,826	—	—	674,649	17,606	25,351	—	—	—	608,972	4,824,149
QS Global Dividend Fund, Class IS Shares	27,403,708	1,458,195	117,948	870,333	66,834	(50,333)	263,195	—	—	(2,217,943)	25,773,627
QS U.S. Large Cap Equity Fund, Class IS Shares	11,117,380	415,557	24,308	1,759,994	100,137	30,006	—	—	70,556	183,012	9,955,955
Western Asset Core Bond Fund, Class IS Shares	31,324,986	5,589,812	423,678	3,446,815	261,202	23,185	410,300	—	—	1,650,266	35,118,249
Western Asset Core Plus Bond Fund, Class IS Shares	44,330,698	7,935,649	654,815	4,346,523	358,362	(16,523)	691,133	—	—	1,746,978	49,666,802
Western Asset High Yield Fund, Class IS Shares	22,351,247	859,812	113,839	6,459,556	808,303	75,441	446,786	$(28,848)	—	(595,403)	16,127,252
Western Asset Macro Opportunities Fund, Class IS Shares	4,644,111	—	—	289,754	26,486	(14,755)	—	—	—	50,946	4,405,303
	$299,520,283	$26,111,839		$32,501,766		$978,232	$2,179,058	$(28,848)	$75,727	$(1,984,914)	$291,116,594

						Realized	Income	Return of	Capital Gain	Net Increase
						Gain (Loss)	Distributions	Capital	Distributions	(Decrease) in
	Affiliate					from Sale	from	from	from	Unrealized	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Affiliated	Appreciation	Value at
Defensive	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Underlying	(Depreciation)	July 31,
Growth Fund	2020	Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds		2020
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$3,174,232	$43,237	4,658	$145,472	13,723	$(15,472)	$43,177	—	—	$(237,204)	$2,834,793
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	1,300,788	—	—	43,359	2,311	1,641	—	—	—	(144,059)	1,113,370
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	1,301,182	—	—	41,712	3,594	3,288	—	—	—	(75,996)	1,183,474
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	10,052,317	177,151	17,707	566,668	54,645	(6,669)	177,152	—	—	467,508	10,130,308
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	1,900,955	11,347	1,037	16,923	1,336	(1,923)	11,347	—	—	38,855	1,934,234
ClearBridge Global Infrastructure Income Fund, Class IS Shares	1,321,205	24,296	2,191	45,650	3,849	4,350	24,296	—	—	(57,146)	1,242,705
Martin Currie Emerging Markets Fund, Class IS Shares	1,520,673	—	—	—	—	—	—	—	—	87,030	1,607,703

QS Asset Allocation Funds 2020 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

						Realized	Income	Return of	Capital Gain
						Gain (Loss)	Distributions	Capital	Distributions	Net Increase
	Affiliate					from Sale	from	from	from	(Decrease) in	Affiliate
Defensive	Value at					of Affiliated	Affiliated	Affiliated	Affiliated	Unrealized	Value at
Growth	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Underlying	Appreciation	July 31,
Fund (cont’d)	2020	Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2020
QS Global Market Neutral Fund, Class IS Shares	$4,236,595	$225,000	24,671	$46,579	4,445	$(6,579)	—	—	—	$50,144	$4,465,160
QS International Equity Fund, Class IS Shares	86,118	165,001	10,185	—	—	—	—	—	—	(24,720)	226,399
QS Strategic Real Return Fund, Class IS Shares	7,734,976	255,001	23,310	—	—	—	—	—	—	(327,020)	7,662,957
QS U.S. Small Capitalization Equity Fund, Class IS Shares	1,533,919	7,269	727	33,475	2,481	(3,474)	$7,269	—	—	(135,375)	1,372,338
ClearBridge Appreciation Fund, Class IS Shares	6,555,343	415,000	16,442	435,647	17,589	34,353	—	—	—	8,448	6,543,144
ClearBridge International Value Fund, Class IS Shares	71,149	180,000	18,868	—	—	—	—	—	—	(42,061)	209,088
ClearBridge Large Cap Growth Fund, Class IS Shares	3,935,117	175,000	3,237	274,582	5,870	60,418	—	—	—	470,352	4,305,887
ClearBridge Small Cap Growth Fund, Class IS Shares	1,348,999	—	—	90,998	2,364	4,002	—	—	—	181,960	1,439,961
QS Global Dividend Fund, Class IS Shares	9,195,501	646,780	51,865	101,583	7,796	(1,583)	91,780	—	—	(769,169)	8,971,529
QS U.S. Large Cap Equity Fund, Class IS Shares	4,508,420	277,199	16,204	284,829	15,686	170	—	—	$32,199	96,363	4,597,153
Western Asset Core Bond Fund, Class IS Shares	26,754,036	812,782	61,337	1,890,963	144,724	24,038	313,526	—	—	1,238,877	26,914,732
Western Asset Core Plus Bond Fund, Class IS Shares	29,214,878	902,820	74,524	1,729,137	143,372	(4,137)	408,600	—	—	1,019,065	29,407,626
Western Asset High Yield Fund, Class IS Shares	9,122,333	232,175	31,243	700,336	87,496	(10,335)	232,507	$(19,825)	—	(277,950)	8,356,397
Western Asset Macro Opportunities Fund, Class IS Shares	1,935,095	—	—	39,333	3,595	667	—	—	—	23,386	1,919,148
	$126,803,831	$4,550,058		$6,487,246		$82,755	$1,309,654	$(19,825)	$32,199	$1,591,288	$126,438,106

9. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

56	QS Asset Allocation Funds 2020 Semi-Annual Report

Board approval of new management and new subadvisory agreements (unaudited)

Legg Mason Partners Equity Trust

— QS Growth Fund

At a meeting of the Trust’s Board of Trustees held on April 7, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust, approved new management and investment advisory agreements to take effect, subject to shareholder approval, upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton.1 The agreements were a new management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, a new sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and a new sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Subadvisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The new management agreement and new sub-advisory agreements are collectively referred to as the “New Agreements.”) The prior management agreement and prior sub-advisory agreements are collectively referred to as the “Prior Agreements.” The New Agreements are identical to the Prior Agreements, except for the dates of execution, effectiveness and termination. The Board considered that the Prior Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, including as recently as at a meeting of the Trust’s Board of Trustees held in November 2019.

The sale of Legg Mason, Inc. to Franklin Resources, Inc. (referred to herein as the “Transaction”) was consummated on July 31, 2020. The Manager and the Subadvisers, each a wholly-owned subsidiary of Legg Mason, Inc., became indirect wholly-owned subsidiaries of Franklin Templeton. The sale resulted in what is commonly called a “change of control” of Legg Mason and caused the Prior Agreements to terminate in accordance with applicable law.

The Board also approved an interim management agreement with the Manager and interim sub-advisory agreements between the Manager and the Subadvisers that took effect because shareholders did not approve the New Agreements before the Transaction was completed. This allowed the Manager and the Subadvisers to continue providing services to the Fund while shareholder approval of the New Agreements continued to be sought. (The interim management agreement and interim sub-advisory agreements are collectively referred to as the “Interim Agreements.”) The terms of the Interim Agreements were identical to those of the Prior Agreements, except for the term and certain escrow provisions. At a meeting held on August 29, 2020, shareholders of the Fund approved the New Agreements.

At a telephonic meeting of the Trust’s Board of Trustees held on March 9, 2020, the Trustees discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

At the March and April meetings, the Independent Trustees considered, among other things, the anticipated impact of the Transaction on the Fund and its shareholders. To assist the Independent Trustees in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including performance and expense comparison data and profitability information with respect to the Fund and the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Franklin Templeton, Legg Mason, the Manager and the Subadvisers. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the New Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its shareholders. This information was initially reviewed by a special committee

1

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

QS Asset Allocation Funds	57

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

of the Independent Trustees and then by the full Board. Following their review of this information, the Independent Trustees requested additional information from Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to these requests, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in portions of the meetings and addressed various questions raised by the Independent Trustees.

In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its shareholders. The Trustees’ evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Prior Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Trustees considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Subadvisers, including compliance and other non-advisory services, and represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)	that Franklin Templeton and Legg Mason informed the Board regarding initial transition plans and that they are instituting long-term retention arrangements for key personnel;

(v)	that Franklin Templeton informed the Board that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution;

(vi)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vii)

that Franklin Templeton informed the Board that it has no present intention to alter currently effective expense waivers and reimbursement arrangements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(viii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(ix)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(x)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expenses by spreading expenses over a larger asset base;

(xi)

that Franklin Templeton and Legg Mason will each derive direct and ancillary benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xii)	the fact that the Fund’s contractual management fee rate will remain the same and will not increase by virtue of the New Agreements;

(xiii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiv)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

58	QS Asset Allocation Funds

(xv)

that the Prior Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years. At the November 2019 meeting, the Board conducted a full review of the investment advisory and distribution arrangements for the Fund and approved the Prior Agreements in accordance with the provisions of the Investment Company Act of 1940, as amended. Without any one factor being dispositive, in approving the Prior Agreements, the Board determined, in the exercise of the Trustees’ business judgment, that: (a) overall, the Board was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Current Agreement by the Manager and Subadvisers and their affiliates; (b) the overall performance of the Fund was satisfactory and that management was committed to providing the resources necessary to assist the Fund’s portfolio managers; (c) the Fund’s cost structure was reasonable in light of the comparative performance and expense information and in relation to the services provided; (d) in light of the costs of providing investment management and other services to the Fund and the Manager’s and Subadvisers’ ongoing commitment to the Fund, the profits that Legg Mason and its affiliates received were considered to be not excessive; (e) the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources; and (f) the ancillary benefits that the Manager and Subadvisers and their affiliates received were considered reasonable;

(xvi)	that the Prior Agreements were considered and approved as recently as November 2019;

(xvii)

that the Fund would not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction was consummated; and

(xviii)

that under the definitive agreement between Legg Mason and Franklin Templeton (the “Transaction Agreement”), Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the Investment Company Act of 1940, as amended, and that, in furtherance of the foregoing, Franklin Templeton agreed to use reasonable best efforts to conduct its business so that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any investment adviser for the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act of 1940, as amended, including any interpretations or no-action letters of the Securities and Exchange Commission) on any Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In connection with the most recent approval or continuation of each Current Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The discussion below covers both the advisory and the administrative functions rendered by the Manager for the Fund, both of which functions are encompassed by the New Management Agreement for the Fund, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-advisory Agreements for the Fund. The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles of the Manager and the Subadvisers in providing services to the Fund.

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees discussed the Transaction and the proposed approval of the New Agreements for the Fund on multiple occasions with their independent legal counsel in private sessions at which no representatives of Franklin Templeton, Legg Mason, or the Manager or Subadvisers for the Fund were present.

QS Asset Allocation Funds	59

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Nature, Extent and Quality of the Services to be provided to the Fund under the New Management Agreement and New Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Prior Agreements. In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Subadvisers under the New Management Agreement and New Sub-advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Subadvisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services rendered to the Fund and its shareholders by the Manager. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board received and reviewed on a regular basis information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Manager and Subadvisers.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund (including policies and practices regarding soft dollars and brokerage allocation), and Franklin Templeton’s representations that the brokerage practices and standards applied by the Manager and Subadvisers in seeking best execution will continue.

Fund Performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation aggressive growth funds (i.e., funds that maintain at least 80% of assets in equity securities, with the remainder invested in bonds, cash and cash equivalents) (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that, while the Board has found the Broadridge data generally useful, the Trustees recognized the limitations of such data, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

60	QS Asset Allocation Funds

The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended December 31, 2019. The Fund’s Class I shares performed below the median performance of the funds in the Performance Universe for each period. The Board also reviewed performance information provided by the Manager for periods ended February 29, 2020 and March 31, 2020. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended December 31, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during the periods under review.

*  *  *  *  *  *

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by the Manager and the Subadvisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services, including portfolio management, expected to be provided under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Expense Ratios

The Board considered that it had reviewed the Fund’s total expense ratio in connection with the November 2019 contract renewal meeting. The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board noted that the New Agreements do not impose a management fee, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board also reviewed information regarding the scope of services provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadvisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional affiliated funds of funds consisting of ten mixed-asset target allocation aggressive growth funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional affiliated mixed-asset target allocation aggressive growth funds of funds (the “Expense Universe”). It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. This information showed that the Fund’s total expense ratio was lower than the median, before including underlying fund expenses, and was at the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Group and was at the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Universe.

Manager Profitability and Economies of Scale

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

QS Asset Allocation Funds	61

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board also received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale or efficiencies as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources (e.g., enhanced cyber security oversight, enhanced risk management oversight, etc.).

The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

*  *  *  *  *  *

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services expected to be provided to the Fund under the New Agreements after the Transaction.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Subadvisers, as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates receive were reasonable. In evaluating the fall-out benefits to be received by the Manager and the Subadvisers under the New Agreements, the Trustees considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Prior Agreements.

The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

*  *  *  *  *  *

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the New Agreements for the Fund were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the New Agreements and to recommend that shareholders approve the New Agreements.

62	QS Asset Allocation Funds

Legg Mason Partners Equity Trust

— QS Moderate Growth Fund

At a meeting of the Trust’s Board of Trustees held on April 7, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust, approved new management and investment advisory agreements to take effect, subject to shareholder approval, upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton.1 The agreements were a new management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, a new sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and a new sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Subadvisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The new management agreement and new sub-advisory agreements are collectively referred to as the “New Agreements.”) The prior management agreement and prior sub-advisory agreements are collectively referred to as the “Prior Agreements.” The New Agreements are identical to the Prior Agreements, except for the dates of execution, effectiveness and termination. The Board considered that the Prior Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, including as recently as at a meeting of the Trust’s Board of Trustees held in November 2019.

The sale of Legg Mason, Inc. to Franklin Resources, Inc. (referred to herein as the “Transaction”) was consummated on July 31, 2020. The Manager and the Subadvisers, each a wholly-owned subsidiary of Legg Mason, Inc., became indirect wholly-owned subsidiaries of Franklin Templeton. The sale resulted in what is commonly called a “change of control” of Legg Mason and caused the Prior Agreements to terminate in accordance with applicable law.

The Board also approved an interim management agreement with the Manager and interim sub-advisory agreements between the Manager and the Subadvisers that would have taken effect in the event shareholders did not approve the New Agreements before the Transaction was completed to allow the Manager and the Subadvisers to continue providing services to the Fund while shareholder approval of the New Agreements continued to be sought. (The interim management agreement and interim sub-advisory agreements are collectively referred to as the “Interim Agreements.”) The terms of the Interim Agreements were identical to those of the Prior Agreements, except for the term and certain escrow provisions. At a meeting held on July 29, 2020, shareholders of the Fund approved the New Agreements.

At a telephonic meeting of the Trust’s Board of Trustees held on March 9, 2020, the Trustees discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

At the March and April meetings, the Independent Trustees considered, among other things, the anticipated impact of the Transaction on the Fund and its shareholders. To assist the Independent Trustees in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including performance and expense comparison data and profitability information with respect to the Fund and the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Franklin Templeton, Legg Mason, the Manager and the Subadvisers. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the New Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its shareholders. This information was initially reviewed by a special committee

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

QS Asset Allocation Funds	63

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

of the Independent Trustees and then by the full Board. Following their review of this information, the Independent Trustees requested additional information from Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to these requests, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in portions of the meetings and addressed various questions raised by the Independent Trustees.

In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its shareholders. The Trustees’ evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Prior Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Trustees considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Subadvisers, including compliance and other non-advisory services, and represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)	that Franklin Templeton and Legg Mason informed the Board regarding initial transition plans and that they are instituting long-term retention arrangements for key personnel;

(v)	that Franklin Templeton informed the Board that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution;

(vi)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vii)

that Franklin Templeton informed the Board that it has no present intention to alter currently effective expense waivers and reimbursement arrangements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(viii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(ix)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(x)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expenses by spreading expenses over a larger asset base;

(xi)

that Franklin Templeton and Legg Mason will each derive direct and ancillary benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xii)	the fact that the Fund’s contractual management fee rate will remain the same and will not increase by virtue of the New Agreements;

(xiii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiv)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

64	QS Asset Allocation Funds

(xv)

that the Prior Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years. At the November 2019 meeting, the Board conducted a full review of the investment advisory and distribution arrangements for the Fund and approved the Prior Agreements in accordance with the provisions of the Investment Company Act of 1940, as amended. Without any one factor being dispositive, in approving the Prior Agreements, the Board determined, in the exercise of the Trustees’ business judgment, that: (a) overall, the Board was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Current Agreement by the Manager and Subadvisers and their affiliates; (b) the overall performance of the Fund was satisfactory and that management was committed to providing the resources necessary to assist the Fund’s portfolio managers; (c) the Fund’s cost structure was reasonable in light of the comparative performance and expense information and in relation to the services provided; (d) in light of the costs of providing investment management and other services to the Fund and the Manager’s and Subadvisers’ ongoing commitment to the Fund, the profits that Legg Mason and its affiliates received were considered to be not excessive; (e) the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources; and (f) the ancillary benefits that the Manager and Subadvisers and their affiliates received were considered reasonable;

(xvi)	that the Prior Agreements were considered and approved as recently as November 2019;

(xvii)

that the Fund would not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction was consummated; and

(xviii)

that under the definitive agreement between Legg Mason and Franklin Templeton (the “Transaction Agreement”), Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the Investment Company Act of 1940, as amended, and that, in furtherance of the foregoing, Franklin Templeton agreed to use reasonable best efforts to conduct its business so that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any investment adviser for the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act of 1940, as amended, including any interpretations or no-action letters of the Securities and Exchange Commission) on any Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In connection with the most recent approval or continuation of each Current Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The discussion below covers both the advisory and the administrative functions rendered by the Manager for the Fund, both of which functions are encompassed by the New Management Agreement for the Fund, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-advisory Agreements for the Fund. The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles of the Manager and the Subadvisers in providing services to the Fund.

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees discussed the Transaction and the proposed approval of the New Agreements for the Fund on multiple occasions with their independent legal counsel in private sessions at which no representatives of Franklin Templeton, Legg Mason, or the Manager or Subadvisers for the Fund were present.

QS Asset Allocation Funds	65

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Nature, Extent and Quality of the Services to be provided to the Fund under the New Management Agreement and New Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Prior Agreements. In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Subadvisers under the New Management Agreement and New Sub-advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Subadvisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services rendered to the Fund and its shareholders by the Manager. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board received and reviewed on a regular basis information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Manager and Subadvisers.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund (including policies and practices regarding soft dollars and brokerage allocation), and Franklin Templeton’s representations that the brokerage practices and standards applied by the Manager and Subadvisers in seeking best execution will continue.

Fund Performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation growth funds (i.e., funds that maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash and cash equivalents) (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that, while the Board has found the Broadridge data generally useful, the Trustees recognized the limitations of such data, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

66	QS Asset Allocation Funds

The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended December 31, 2019. The Fund’s Class I shares performed better than the median performance of the funds in the Performance Universe for the ten-year period, but performed below the median performance of the funds in the Performance Universe for the one-, three- and five-year periods. The Board also reviewed performance information provided by the Manager for periods ended February 29, 2020 and March 31, 2020. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended December 31, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during the periods under review.

*  *  *  *  *  *

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by the Manager and the Subadvisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services, including portfolio management, expected to be provided under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Expense Ratios

The Board considered that it had reviewed the Fund’s total expense ratio in connection with the November 2019 contract renewal meeting. The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board noted that the New Agreements do not impose a management fee, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board also reviewed information regarding the scope of services provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadvisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional affiliated funds of funds consisting of 11 mixed-asset target allocation growth funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional affiliated mixed-asset target allocation growth funds of funds (the “Expense Universe”). It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. This information showed that the Fund’s total expense ratio was slightly lower than the median, before including underlying fund expenses, and was higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Group and was slightly higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Universe.

Manager Profitability and Economies of Scale

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

QS Asset Allocation Funds	67

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board also received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale or efficiencies as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources (e.g., enhanced cyber security oversight, enhanced risk management oversight, etc.).

The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

*  *  *  *  *  *

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services expected to be provided to the Fund under the New Agreements after the Transaction.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Subadvisers, as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates receive were reasonable. In evaluating the fall-out benefits to be received by the Manager and the Subadvisers under the New Agreements, the Trustees considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Prior Agreements.

The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

*  *  *  *  *  *

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the New Agreements for the Fund were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the New Agreements and to recommend that shareholders approve the New Agreements.

68	QS Asset Allocation Funds

Legg Mason Partners Equity Trust

— QS Conservative Growth Fund

At a meeting of the Trust’s Board of Trustees held on April 7, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust, approved new management and investment advisory agreements to take effect, subject to shareholder approval, upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton.1 The agreements were a new management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, a new sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and a new sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Subadvisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The new management agreement and new sub-advisory agreements are collectively referred to as the “New Agreements.”) The prior management agreement and prior sub-advisory agreements are collectively referred to as the “Prior Agreements.” The New Agreements are identical to the Prior Agreements, except for the dates of execution, effectiveness and termination. The Board considered that the Prior Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, including as recently as at a meeting of the Trust’s Board of Trustees held in November 2019.

The sale of Legg Mason, Inc. to Franklin Resources, Inc. (referred to herein as the “Transaction”) was consummated on July 31, 2020. The Manager and the Subadvisers, each a wholly-owned subsidiary of Legg Mason, Inc., became indirect wholly-owned subsidiaries of Franklin Templeton. The sale resulted in what is commonly called a “change of control” of Legg Mason and caused the Prior Agreements to terminate in accordance with applicable law.

The Board also approved an interim management agreement with the Manager and interim sub-advisory agreements between the Manager and the Subadvisers that would have taken effect in the event shareholders did not approve the New Agreements before the Transaction was completed to allow the Manager and the Subadvisers to continue providing services to the Fund while shareholder approval of the New Agreements continued to be sought. (The interim management agreement and interim sub-advisory agreements are collectively referred to as the “Interim Agreements.”) The terms of the Interim Agreements were identical to those of the Prior Agreements, except for the term and certain escrow provisions. At a meeting held on July 14, 2020, shareholders of the Fund approved the New Agreements.

At a telephonic meeting of the Trust’s Board of Trustees held on March 9, 2020, the Trustees discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

At the March and April meetings, the Independent Trustees considered, among other things, the anticipated impact of the Transaction on the Fund and its shareholders. To assist the Independent Trustees in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including performance and expense comparison data and profitability information with respect to the Fund and the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Franklin Templeton, Legg Mason, the Manager and the Subadvisers. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the New Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

QS Asset Allocation Funds	69

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

impacts of the Transaction on the Fund and its shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board. Following their review of this information, the Independent Trustees requested additional information from Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to these requests, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in portions of the meetings and addressed various questions raised by the Independent Trustees.

In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its shareholders. The Trustees’ evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Prior Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Trustees considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Subadvisers, including compliance and other non-advisory services, and represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)	that Franklin Templeton and Legg Mason informed the Board regarding initial transition plans and that they are instituting long-term retention arrangements for key personnel;

(v)	that Franklin Templeton informed the Board that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution;

(vi)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vii)

that Franklin Templeton informed the Board that it has no present intention to alter currently effective expense waivers and reimbursement arrangements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(viii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(ix)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(x)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expenses by spreading expenses over a larger asset base;

(xi)

that Franklin Templeton and Legg Mason will each derive direct and ancillary benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xii)	the fact that the Fund’s contractual management fee rate will remain the same and will not increase by virtue of the New Agreements;

(xiii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiv)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

70	QS Asset Allocation Funds

(xv)

that the Prior Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years. At the November 2019 meeting, the Board conducted a full review of the investment advisory and distribution arrangements for the Fund and approved the Prior Agreements in accordance with the provisions of the Investment Company Act of 1940, as amended. Without any one factor being dispositive, in approving the Prior Agreements, the Board determined, in the exercise of the Trustees’ business judgment, that: (a) overall, the Board was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Current Agreement by the Manager and Subadvisers and their affiliates; (b) the overall performance of the Fund was satisfactory and that management was committed to providing the resources necessary to assist the Fund’s portfolio managers; (c) the Fund’s cost structure was reasonable in light of the comparative performance and expense information and in relation to the services provided; (d) in light of the costs of providing investment management and other services to the Fund and the Manager’s and Subadvisers’ ongoing commitment to the Fund, the profits that Legg Mason and its affiliates received were considered to be not excessive; (e) the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources; and (f) the ancillary benefits that the Manager and Subadvisers and their affiliates received were considered reasonable;

(xvi)	that the Prior Agreements were considered and approved as recently as November 2019;

(xvii)

that the Fund would not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction was consummated; and

(xviii)

that under the definitive agreement between Legg Mason and Franklin Templeton (the “Transaction Agreement”), Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the Investment Company Act of 1940, as amended, and that, in furtherance of the foregoing, Franklin Templeton agreed to use reasonable best efforts to conduct its business so that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any investment adviser for the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act of 1940, as amended, including any interpretations or no-action letters of the Securities and Exchange Commission) on any Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In connection with the most recent approval or continuation of each Current Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The discussion below covers both the advisory and the administrative functions rendered by the Manager for the Fund, both of which functions are encompassed by the New Management Agreement for the Fund, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-advisory Agreements for the Fund. The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles of the Manager and the Subadvisers in providing services to the Fund.

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees discussed the Transaction and the proposed approval of the New Agreements for the Fund on multiple occasions with their independent legal counsel in private sessions at which no representatives of Franklin Templeton, Legg Mason, or the Manager or Subadvisers for the Fund were present.

QS Asset Allocation Funds	71

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Nature, Extent and Quality of the Services to be provided to the Fund under the New Management Agreement and New Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Prior Agreements. In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Subadvisers under the New Management Agreement and New Sub-advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Subadvisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services rendered to the Fund and its shareholders by the Manager. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board received and reviewed on a regular basis information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Manager and Subadvisers.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund (including policies and practices regarding soft dollars and brokerage allocation), and Franklin Templeton’s representations that the brokerage practices and standards applied by the Manager and Subadvisers in seeking best execution will continue.

Fund Performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation moderate funds (i.e., funds that maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents) (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that, while the Board has found the Broadridge data generally useful, the Trustees recognized the limitations of such data, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

72	QS Asset Allocation Funds

The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three- and five-year periods ended December 31, 2019. The Fund’s Class I shares performed better than the median performance of the funds in the Performance Universe for the three- and five-year periods, and performed slightly below the median performance of the funds in the Performance Universe for the one-year period. The Board also reviewed performance information provided by the Manager for periods ended February 29, 2020 and March 31, 2020. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended December 31, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe.

*  *  *  *  *  *

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by the Manager and the Subadvisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services, including portfolio management, expected to be provided under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Expense Ratios

The Board considered that it had reviewed the Fund’s total expense ratio in connection with the November 2019 contract renewal meeting. The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board noted that the New Agreements do not impose a management fee, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board also reviewed information regarding the scope of services provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadvisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional affiliated funds of funds consisting of 12 mixed-asset target allocation moderate funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional affiliated mixed-asset target allocation moderate funds of funds (the “Expense Universe”). It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. This information showed that the Fund’s total expense ratio was at the median, before including underlying fund expenses, and was higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Group and was higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Universe.

Manager Profitability and Economies of Scale

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

QS Asset Allocation Funds	73

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board also received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale or efficiencies as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources (e.g., enhanced cyber security oversight, enhanced risk management oversight, etc.).

The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

*  *  *  *  *  *

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services expected to be provided to the Fund under the New Agreements after the Transaction.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Subadvisers, as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates receive were reasonable. In evaluating the fall-out benefits to be received by the Manager and the Subadvisers under the New Agreements, the Trustees considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Prior Agreements.

The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

*  *  *  *  *  *

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the New Agreements for the Fund were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the New Agreements and to recommend that shareholders approve the New Agreements.

74	QS Asset Allocation Funds

Legg Mason Partners Equity Trust

— QS Defensive Growth Fund

At a meeting of the Trust’s Board of Trustees held on April 7, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust, approved new management and investment advisory agreements to take effect, subject to shareholder approval, upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton.1 The agreements were a new management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, a new sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and a new sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Subadvisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The new management agreement and new sub-advisory agreements are collectively referred to as the “New Agreements.”) The prior management agreement and prior sub-advisory agreements are collectively referred to as the “Prior Agreements.” The New Agreements are identical to the Prior Agreements, except for the dates of execution, effectiveness and termination. The Board considered that the Prior Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, including as recently as at a meeting of the Trust’s Board of Trustees held in November 2019.

The sale of Legg Mason, Inc. to Franklin Resources, Inc. (referred to herein as the “Transaction”) was consummated on July 31, 2020. The Manager and the Subadvisers, each a wholly-owned subsidiary of Legg Mason, Inc., became indirect wholly-owned subsidiaries of Franklin Templeton. The sale resulted in what is commonly called a “change of control” of Legg Mason and caused the Prior Agreements to terminate in accordance with applicable law.

The Board also approved an interim management agreement with the Manager and interim sub-advisory agreements between the Manager and the Subadvisers that would have taken effect in the event shareholders did not approve the New Agreements before the Transaction was completed to allow the Manager and the Subadvisers to continue providing services to the Fund while shareholder approval of the New Agreements continued to be sought. (The interim management agreement and interim sub-advisory agreements are collectively referred to as the “Interim Agreements.”) The terms of the Interim Agreements were identical to those of the Prior Agreements, except for the term and certain escrow provisions. At a meeting held on July 14, 2020, shareholders of the Fund approved the New Agreements.

At a telephonic meeting of the Trust’s Board of Trustees held on March 9, 2020, the Trustees discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

At the March and April meetings, the Independent Trustees considered, among other things, the anticipated impact of the Transaction on the Fund and its shareholders. To assist the Independent Trustees in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including performance and expense comparison data and profitability information with respect to the Fund and the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Franklin Templeton, Legg Mason, the Manager and the Subadvisers. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the New Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

QS Asset Allocation Funds	75

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

impacts of the Transaction on the Fund and its shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board. Following their review of this information, the Independent Trustees requested additional information from Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to these requests, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in portions of the meetings and addressed various questions raised by the Independent Trustees.

In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its shareholders. The Trustees’ evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Prior Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Trustees considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Subadvisers, including compliance and other non-advisory services, and represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)	that Franklin Templeton and Legg Mason informed the Board regarding initial transition plans and that they are instituting long-term retention arrangements for key personnel;

(v)	that Franklin Templeton informed the Board that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution;

(vi)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vii)

that Franklin Templeton informed the Board that it has no present intention to alter currently effective expense waivers and reimbursement arrangements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(viii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(ix)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(x)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expenses by spreading expenses over a larger asset base;

(xi)

that Franklin Templeton and Legg Mason will each derive direct and ancillary benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xii)	the fact that the Fund’s contractual management fee rate will remain the same and will not increase by virtue of the New Agreements;

(xiii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiv)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

76	QS Asset Allocation Funds

(xv)

that the Prior Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years. At the November 2019 meeting, the Board conducted a full review of the investment advisory and distribution arrangements for the Fund and approved the Prior Agreements in accordance with the provisions of the Investment Company Act of 1940, as amended. Without any one factor being dispositive, in approving the Prior Agreements, the Board determined, in the exercise of the Trustees’ business judgment, that: (a) overall, the Board was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Current Agreement by the Manager and Subadvisers and their affiliates; (b) the overall performance of the Fund was satisfactory and that management was committed to providing the resources necessary to assist the Fund’s portfolio managers; (c) the Fund’s cost structure was reasonable in light of the comparative performance and expense information and in relation to the services provided; (d) in light of the costs of providing investment management and other services to the Fund and the Manager’s and Subadvisers’ ongoing commitment to the Fund, the profits that Legg Mason and its affiliates received were considered to be not excessive; (e) the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources; and (f) the ancillary benefits that the Manager and Subadvisers and their affiliates received were considered reasonable;

(xvi)	that the Prior Agreements were considered and approved as recently as November 2019;

(xvii)

that the Fund would not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction was consummated; and

(xviii)

that under the definitive agreement between Legg Mason and Franklin Templeton (the “Transaction Agreement”), Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the Investment Company Act of 1940, as amended, and that, in furtherance of the foregoing, Franklin Templeton agreed to use reasonable best efforts to conduct its business so that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any investment adviser for the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act of 1940, as amended, including any interpretations or no-action letters of the Securities and Exchange Commission) on any Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In connection with the most recent approval or continuation of each Current Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The discussion below covers both the advisory and the administrative functions rendered by the Manager for the Fund, both of which functions are encompassed by the New Management Agreement for the Fund, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-advisory Agreements for the Fund. The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles of the Manager and the Subadvisers in providing services to the Fund.

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees discussed the Transaction and the proposed approval of the New Agreements for the Fund on multiple occasions with their independent legal counsel in private sessions at which no representatives of Franklin Templeton, Legg Mason, or the Manager or Subadvisers for the Fund were present.

QS Asset Allocation Funds	77

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Nature, Extent and Quality of the Services to be provided to the Fund under the New Management Agreement and New Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Prior Agreements. In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Subadvisers under the New Management Agreement and New Sub-advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Subadvisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services rendered to the Fund and its shareholders by the Manager. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board received and reviewed on a regular basis information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Manager and Subadvisers.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund (including policies and practices regarding soft dollars and brokerage allocation), and Franklin Templeton’s representations that the brokerage practices and standards applied by the Manager and Subadvisers in seeking best execution will continue.

Fund Performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation conservative funds (i.e., funds that maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash and cash equivalents) (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that, while the Board has found the Broadridge data generally useful, the Trustees recognized the limitations of such data, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

78	QS Asset Allocation Funds

The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three- and five-year periods ended December 31, 2019. The Fund’s Class I shares performed better than the median performance of the funds in the Performance Universe for each period, and was ranked in the first quintile of the funds in the Performance Universe for the three- and five-year periods. The Board also reviewed performance information provided by the Manager for periods ended February 29, 2020 and March 31, 2020. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended December 31, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe.

*  *  *  *  *  *

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by the Manager and the Subadvisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services, including portfolio management, expected to be provided under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Expense Ratios

The Board considered that it had reviewed the Fund’s total expense ratio in connection with the November 2019 contract renewal meeting. The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board noted that the New Agreements do not impose a management fee, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board also reviewed information regarding the scope of services provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadvisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional affiliated funds of funds consisting of ten mixed-asset target allocation conservative funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional affiliated mixed-asset target allocation conservative funds of funds (the “Expense Universe”). It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. This information showed that the Fund’s total expense ratio was higher than the median, before and after including underlying fund expenses, of the total expense ratios of the funds in the Expense Group and was higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Universe.

Manager Profitability and Economies of Scale

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

QS Asset Allocation Funds	79

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board also received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale or efficiencies as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources (e.g., enhanced cyber security oversight, enhanced risk management oversight, etc.).

The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

*  *  *  *  *  *

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services expected to be provided to the Fund under the New Agreements after the Transaction.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Subadvisers, as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates receive were reasonable. In evaluating the fall-out benefits to be received by the Manager and the Subadvisers under the New Agreements, the Trustees considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Prior Agreements.

The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

*  *  *  *  *  *

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the New Agreements for the Fund were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the New Agreements and to recommend that shareholders approve the New Agreements.

80	QS Asset Allocation Funds

Additional shareholder information (unaudited)

QS Moderate Growth Fund

Results of special meeting of shareholders

On July 29, 2020, a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment adviser; and 2) to approve a new subadvisory agreement with respect to each of the Fund’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	160,728,205.315	5,349,961.935	24,068,527.576	0
To Approve a New Subadvisory Agreement with QS Investors, LLC	158,774,302.653	6,188,801.266	25,183,590.907	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	158,499,623.146	5,899,978.152	25,747,093.528	0

QS Conservative Growth Fund

Results of special meeting of shareholders

On July 14, 2020, a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment adviser; and 2) to approve a new subadvisory agreement with respect to each of the Fund’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	114,026,341.394	3,194,110.975	12,265,496.043	0
To Approve a New Subadvisory Agreement with QS Investors, LLC	113,302,854.992	3,430,098.778	12,752,994.642	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	113,187,001.088	3,400,917.664	12,898,029.661	0

QS Defensive Growth Fund

Results of special meeting of shareholders

On July 14, 2020, a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment adviser; and 2) to approve a new subadvisory agreement with respect to each of the Fund’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	58,029,064.801	1,189,447.893	6,924,899.583	0
To Approve a New Subadvisory Agreement with QS Investors, LLC	56,899,063.564	1,749,018.816	7,495,329.896	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	57,066,308.080	1,605,882.842	7,471,221.354	0

QS Asset Allocation Funds	81

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

QS

Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/20 SR20-3964

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 22, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 22, 2020